UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

One Bush Street

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, 9th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 94.8%
Advertising Agencies — 1.5%
The Interpublic Group of Companies, Inc.	1,044,400	$17,901,016
		17,901,016
Aerospace — 0.8%
Lockheed Martin Corp.	55,933	9,130,503
		9,130,503
Asset Management & Custodian — 1.6%
State Street Corp.	263,920	18,355,636
		18,355,636
Automobiles — 2.0%
General Motors Co.	656,200	22,586,404
		22,586,404
Back Office Support, HR and Consulting — 1.9%
Iron Mountain, Inc.	808,500	22,290,345
		22,290,345
Banks: Diversified — 5.5%
KeyCorp	1,835,938	26,143,757
The PNC Financial Services Group, Inc.	192,100	16,712,700
Wells Fargo & Co.	403,300	20,060,142
		62,916,599
Cable Television Services — 2.4%
DIRECTV(1)	365,120	27,902,470
		27,902,470
Cement — 1.1%
Cemex S.A.B. de C.V., ADR(1)	1,005,500	12,699,465
		12,699,465
Chemicals: Specialty — 1.4%
Praxair, Inc.	126,110	16,516,627
		16,516,627
Computer Services, Software & Systems — 5.5%
Microsoft Corp.	1,232,400	50,516,076
Symantec Corp.	669,750	13,374,908
		63,890,984
Diversified Financial Services — 6.9%
Capital One Financial Corp.	206,212	15,911,318
Citigroup, Inc.	398,300	18,959,080
JPMorgan Chase & Co.	511,300	31,041,023
Raymond James Financial, Inc.	241,900	13,529,467
		79,440,888
Diversified Media — 3.0%
Twenty-First Century Fox, Inc., Class A	1,084,575	34,673,863
		34,673,863
Diversified Retail — 7.9%
Dollar General Corp.(1)	572,969	31,788,320
Liberty Interactive Corp., Class A(1)	2,049,154	59,159,076
		90,947,396
Drug & Grocery Store Chains — 2.3%
CVS Caremark Corp.	347,000	25,976,420
		25,976,420

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2014 (unaudited)	Foreign Currency	Shares	Value
Fertilizers — 3.0%
The Mosaic Co.		681,777	$34,088,850
			34,088,850
Financial Data & Systems — 2.0%
Fidelity National Information Services, Inc.		440,480	23,543,656
			23,543,656
Foods — 2.4%
Mondelez International, Inc., Class A		814,700	28,147,885
			28,147,885
Health Care Management Services — 1.7%
UnitedHealth Group, Inc.		237,078	19,438,025
			19,438,025
Insurance: Life — 6.3%
Aflac, Inc.		493,474	31,108,601
Prudential Financial, Inc.		496,440	42,023,646
			73,132,247
Insurance: Property-Casualty — 2.4%
The Allstate Corp.		492,030	27,839,057
			27,839,057
Machinery: Engines — 1.6%
Cummins, Inc.		120,195	17,907,853
			17,907,853
Machinery: Industrial — 0.8%
Joy Global, Inc.		155,000	8,990,000
			8,990,000
Medical Equipment — 1.8%
Intuitive Surgical, Inc.(1)		46,314	20,285,069
			20,285,069
Oil: Crude Producers — 9.4%
ARC Resources Ltd.	CAD	542,400	14,939,919
Cabot Oil & Gas Corp.		343,500	11,637,780
Concho Resources, Inc.(1)		171,822	21,048,195
Kinder Morgan Management LLC(1)		159,300	11,417,031
Occidental Petroleum Corp.		326,319	31,094,937
Southwestern Energy Co.(1)		385,775	17,749,508
			107,887,370
Pharmaceuticals — 14.1%
Actavis PLC(1)		255,678	52,631,316
Merck & Co., Inc.		858,971	48,763,784
Pfizer, Inc.		1,198,450	38,494,214
Zoetis, Inc.		783,278	22,668,065
			162,557,379
Precious Metals & Minerals — 1.5%
Goldcorp, Inc.		698,869	17,108,313
			17,108,313
Rental & Leasing Services: Consumer — 1.6%
Hertz Global Holdings, Inc.(1)		711,100	18,943,704
			18,943,704

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Scientific Instruments: Control & Filter — 1.9%
Parker Hannifin Corp.	179,930	$21,539,420
		21,539,420
Securities Brokerage & Services — 0.5%
CME Group, Inc.	71,866	5,318,803
		5,318,803
Total Common Stocks
(Cost $864,822,807)		1,091,956,247

	Principal Amount	Value
Repurchase Agreements — 4.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $50,577,000, due 4/1/2014(2)	$50,577,000	50,577,000
Total Repurchase Agreements
(Cost $50,577,000)		50,577,000
Total Investments — 99.2%
(Cost $915,399,807)		1,142,533,247
Other Assets, Net — 0.8%		9,100,016
Total Net Assets — 100.0%		$1,151,633,263

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	2/15/2043	$51,590,813

Legend:

  ADR — American Depositary Receipt.

Foreign-Denominated Security

  CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,091,956,247	$—	$—	$1,091,956,247
Repurchase Agreements	—	50,577,000	—	50,577,000

Total	$1,091,956,247	$50,577,000	$—	$1,142,533,247

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 97.7%
Aerospace — 2.6%
HEICO Corp., Class A	35,576	$1,544,354
Teledyne Technologies, Inc.(1)	17,030	1,657,530
		3,201,884
Asset Management & Custodian — 2.1%
Financial Engines, Inc.	29,400	1,492,932
WisdomTree Investments, Inc.(1)	76,300	1,001,056
		2,493,988
Auto Parts — 1.3%
Dorman Products, Inc.(1)	25,800	1,523,748
		1,523,748
Back Office Support, HR and Consulting — 3.5%
Huron Consulting Group, Inc.(1)	26,000	1,647,880
Robert Half International, Inc.	34,820	1,460,699
WageWorks, Inc.(1)	19,600	1,099,756
		4,208,335
Banks: Diversified — 1.7%
Customers Bancorp, Inc.(1)	51,740	1,079,814
Signature Bank(1)	8,069	1,013,385
		2,093,199
Biotechnology — 7.9%
Amicus Therapeutics, Inc.(1)	229,900	475,893
Bluebird Bio, Inc.(1)	25,400	577,596
Intercept Pharmaceuticals, Inc.(1)	2,950	972,881
KYTHERA Biopharmaceuticals, Inc.(1)	20,600	819,056
Ligand Pharmaceuticals, Inc.(1)	30,707	2,065,353
NPS Pharmaceuticals, Inc.(1)	42,908	1,284,236
Orexigen Therapeutics, Inc.(1)	160,300	1,041,950
Receptos, Inc.(1)	23,700	993,978
Revance Therapeutics, Inc.(1)	22,300	702,450
Ultragenyx Pharmaceutical, Inc.(1)	13,044	637,721
		9,571,114
Casinos & Gambling — 1.3%
Multimedia Games Holding Co., Inc.(1)	52,500	1,524,600
		1,524,600
Chemicals: Diversified — 1.5%
Cytec Industries, Inc.	19,000	1,854,590
		1,854,590
Chemicals: Specialty — 1.3%
Quaker Chemical Corp.	20,500	1,616,015
		1,616,015
Communications Technology — 4.7%
Aruba Networks, Inc.(1)	85,122	1,596,038
Finisar Corp.(1)	91,959	2,437,833
RingCentral, Inc., Class A(1)	94,600	1,712,260
		5,746,131
Computer Services, Software & Systems — 10.4%
2U, Inc.(1)	9,500	129,675
Aspen Technology, Inc.(1)	26,479	1,121,650
Borderfree, Inc.(1)	3,200	59,648
Castlight Health, Inc., Class B(1)	700	14,854
Infoblox, Inc.(1)	72,880	1,461,973

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
LogMeIn, Inc.(1)	67,700	$3,039,053
Proofpoint, Inc.(1)	70,100	2,599,308
Qlik Technologies, Inc.(1)	43,700	1,161,983
SPS Commerce, Inc.(1)	25,600	1,573,120
The Ultimate Software Group, Inc.(1)	10,326	1,414,662
		12,575,926
Computer Technology — 1.1%
Silicon Graphics International Corp.(1)	108,400	1,331,152
		1,331,152
Consumer Lending — 1.6%
Portfolio Recovery Associates, Inc.(1)	33,414	1,933,334
		1,933,334
Diversified Materials & Processing — 1.3%
Hexcel Corp.(1)	35,138	1,529,909
		1,529,909
Education Services — 2.5%
Capella Education Co.	24,100	1,521,915
Grand Canyon Education, Inc.(1)	32,819	1,532,647
		3,054,562
Electronic Components — 1.3%
InvenSense, Inc.(1)	67,600	1,600,092
		1,600,092
Financial Data & Systems — 2.3%
Euronet Worldwide, Inc.(1)	44,200	1,838,278
Heartland Payment Systems, Inc.	22,059	914,346
		2,752,624
Foods — 2.9%
The Hain Celestial Group, Inc.(1)	21,249	1,943,646
The WhiteWave Foods Co., Class A(1)	56,500	1,612,510
		3,556,156
Health Care Facilities — 0.8%
Surgical Care Affiliates, Inc.(1)	33,100	1,017,825
		1,017,825
Health Care Services — 3.5%
Acadia Healthcare Co., Inc.(1)	39,600	1,786,752
AMN Healthcare Services, Inc.(1)	91,663	1,259,450
ExamWorks Group, Inc.(1)	34,400	1,204,344
		4,250,546
Hotel/Motel — 0.9%
Orient-Express Hotels Ltd., Class A(1)	74,600	1,074,986
		1,074,986
Household Furnishings — 1.4%
Restoration Hardware Holdings, Inc.(1)	23,000	1,692,570
		1,692,570
Machinery: Industrial — 1.0%
The Middleby Corp.(1)	4,800	1,268,208
		1,268,208
Media — 1.7%
IMAX Corp.(1)	73,400	2,006,022
		2,006,022

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Medical & Dental Instruments & Supplies — 3.0%
AtriCure, Inc.(1)	43,791	$823,709
Globus Medical, Inc., Class A(1)	63,400	1,685,806
West Pharmaceutical Services, Inc.	25,872	1,139,661
		3,649,176
Medical Equipment — 5.2%
Cyberonics, Inc.(1)	27,791	1,813,363
DexCom, Inc.(1)	38,059	1,574,120
Fluidigm Corp.(1)	22,100	973,947
NanoString Technologies, Inc.(1)	16,100	332,465
Zeltiq Aesthetics, Inc.(1)	81,900	1,606,059
		6,299,954
Metal Fabricating — 1.1%
MRC Global, Inc.(1)	51,300	1,383,048
		1,383,048
Office Supplies & Equipment — 1.6%
Steelcase, Inc., Class A	114,900	1,908,489
		1,908,489
Oil Well Equipment & Services — 2.5%
Geospace Technologies Corp.(1)	15,197	1,005,586
Matrix Service Co.(1)	32,100	1,084,338
RigNet, Inc.(1)	17,203	926,037
		3,015,961
Oil: Crude Producers — 2.7%
Bonanza Creek Energy, Inc.(1)	28,600	1,269,840
Carrizo Oil & Gas, Inc.(1)	26,900	1,438,074
Diamondback Energy, Inc.(1)	7,500	504,825
		3,212,739
Pharmaceuticals — 2.5%
Aratana Therapeutics, Inc.(1)	41,400	768,384
Endocyte, Inc.(1)	33,800	804,778
Pacira Pharmaceuticals, Inc.(1)	20,300	1,420,797
		2,993,959
Production Technology Equipment — 0.9%
FEI Co.	10,965	1,129,614
		1,129,614
Recreational Vehicles & Boats — 1.1%
Drew Industries, Inc.	23,700	1,284,540
		1,284,540
Restaurants — 1.3%
Sonic Corp.(1)	68,400	1,558,836
		1,558,836
Scientific Instruments: Electrical — 2.5%
GrafTech International Ltd.(1)	141,800	1,548,456
Littelfuse, Inc.	16,000	1,498,240
		3,046,696
Scientific Instruments: Pollution Control — 2.5%
Clean Harbors, Inc.(1)	27,800	1,523,162
Darling International, Inc.(1)	78,310	1,567,766
		3,090,928
Securities Brokerage & Services — 1.6%
FXCM, Inc., Class A	63,400	936,418

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
MarketAxess Holdings, Inc.	17,874	$1,058,498
		1,994,916
Semiconductors & Components — 1.8%
Microsemi Corp.(1)	87,346	2,186,270
		2,186,270
Specialty Retail — 4.1%
Burlington Stores, Inc.(1)	40,700	1,201,464
Cabela’s, Inc.(1)	20,700	1,356,057
Shutterfly, Inc.(1)	21,706	926,412
Vitamin Shoppe, Inc.(1)	32,146	1,527,578
		5,011,511
Textiles, Apparel & Shoes — 1.4%
G-III Apparel Group Ltd.(1)	22,900	1,639,182
		1,639,182
Truckers — 1.3%
Old Dominion Freight Line, Inc.(1)	27,198	1,543,215
		1,543,215
Total Common Stocks (Cost $92,447,392)		118,426,550

	Principal Amount	Value
Repurchase Agreements — 2.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $2,572,000, due 4/1/2014(2)	$2,572,000	2,572,000
Total Repurchase Agreements (Cost $2,572,000)		2,572,000
Total Investments — 99.8% (Cost $95,019,392)		120,998,550
Other Assets, Net — 0.2%		185,668
Total Net Assets — 100.0%		$121,184,218

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	2/15/2043	$2,624,513

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$118,426,550	$—	$—	$118,426,550
Repurchase Agreements	—	2,572,000	—	2,572,000

Total	$118,426,550	$2,572,000	$—	$120,998,550

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 96.5%
Australia — 7.5%
Australia & New Zealand Banking Group Ltd.	68,313	$2,101,508
BHP Billiton Ltd.	111,870	3,791,861
Commonwealth Bank of Australia	48,368	3,481,986
CSL Ltd.	29,365	1,896,733
Macquarie Group Ltd.	39,916	2,152,347
Westpac Banking Corp.	72,978	2,346,436
Woodside Petroleum Ltd.	42,919	1,554,072
		17,324,943
Denmark — 3.4%
Coloplast A/S, Class B	43,556	3,521,548
Pandora A/S	20,884	1,378,309
Royal UNIBREW A/S	17,081	2,842,972
		7,742,829
France — 9.6%
AXA S.A.	87,480	2,272,619
BNP Paribas S.A.	39,921	3,077,874
Cap Gemini S.A.	27,139	2,054,598
GDF Suez	119,068	3,257,102
Natixis	200,597	1,473,224
Teleperformance	13,764	797,576
Total S.A.	80,047	5,269,055
Vinci S.A.	50,601	3,756,076
		21,958,124
Germany — 7.2%
Allianz SE (Reg S)	14,036	2,372,346
BASF SE	19,785	2,201,531
Daimler AG (Reg S)	31,240	2,955,267
Deutsche Post AG (Reg S)	63,265	2,352,030
Drillisch AG	52,254	1,897,904
ProSiebenSat.1 Media AG (Reg S)	41,140	1,887,058
Siemens AG (Reg S)	21,323	2,875,675
		16,541,811
Hong Kong — 2.0%
Cheung Kong Holdings Ltd.	99,000	1,644,861
Galaxy Entertainment Group Ltd.(1)	36,357	317,565
Hutchison Whampoa Ltd.	116,000	1,541,029
Sands China Ltd.	111,200	832,554
Tencent Holdings Ltd.	2,800	195,440
		4,531,449
Italy — 2.5%
Enel S.p.A.	462,650	2,616,829
MARR S.p.A.	60,197	1,181,139
Recordati S.p.A.	59,990	1,049,199
Unione di Banche Italiane S.C.p.A.	100,593	949,077
		5,796,244
Japan — 15.9%
Astellas Pharma, Inc.	150,500	1,786,822
Brother Industries Ltd.	121,300	1,696,043
Chubu Electric Power Co., Inc.(1)	81,700	961,242
Daito Trust Construction Co. Ltd.	20,300	1,880,348
East Japan Railway Co.	28,300	2,084,508
FUJIFILM Holdings Corp.	52,000	1,395,781
Hitachi Ltd.	321,000	2,376,060
Honda Motor Co. Ltd.	53,700	1,889,523
Horiba Ltd.	18,143	685,226
Konica Minolta, Inc.	134,000	1,253,655
Mitsubishi UFJ Financial Group, Inc.	308,500	1,698,842
Mitsui Fudosan Co. Ltd.	14,000	427,115
Mizuho Financial Group, Inc.	712,059	1,411,196

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Nippon Telegraph & Telephone Corp.	36,300	$1,972,600
Obic Co. Ltd.	73,000	2,303,607
Omron Corp.	25,800	1,067,519
Rohto Pharmaceutical Co. Ltd.	117,220	2,069,897
SoftBank Corp.	16,500	1,246,876
Sumitomo Mitsui Financial Group, Inc.	46,895	2,010,103
Tokyo Gas Co. Ltd.	141,000	714,961
Toyota Motor Corp.	72,300	4,077,272
Tsuruha Holdings, Inc.	14,156	1,394,636
		36,403,832
Netherlands — 6.1%
DE Master Blenders 1753 NV(1)(2)(3)	173,978	2,996,009
ING Groep NV, CVA(1)	79,104	1,124,992
Koninklijke Ahold NV	170,440	3,423,474
Koninklijke KPN NV(1)	231,246	816,317
Randstad Holding NV	26,720	1,563,885
Wolters Kluwer NV	146,789	4,138,164
		14,062,841
New Zealand — 1.3%
Fisher & Paykel Healthcare Corp. Ltd.	496,694	1,832,165
SKY Network Television Ltd.	214,668	1,165,639
		2,997,804
Norway — 3.0%
DNB ASA	152,352	2,647,324
Statoil ASA	147,327	4,156,789
		6,804,113
Spain — 2.7%
Amadeus IT Holding S.A., Class A	63,773	2,650,092
Ferrovial S.A.	126,489	2,741,997
Telefonica S.A.	47,425	751,531
		6,143,620
Sweden — 2.6%
NCC AB, Class B	32,686	1,183,752
Skandinaviska Enskilda Banken AB, Class A	203,602	2,796,939
Swedbank AB, Class A	79,133	2,124,382
		6,105,073
Switzerland — 11.7%
Actelion Ltd. (Reg S)(1)	15,912	1,507,953
Helvetia Holding AG (Reg S)	2,722	1,396,456
Nestle S.A. (Reg S)	18,838	1,417,929
Novartis AG, ADR	64,509	5,484,555
Roche Holding AG	26,492	7,967,832
Swiss Life Holding AG (Reg S)(1)	10,127	2,490,402
Swisscom AG (Reg S)	8,197	5,036,029
U-Blox AG(1)	11,035	1,517,744
		26,818,900
United Kingdom — 21.0%
Afren PLC(1)	294,436	693,728
Ashtead Group PLC	100,385	1,594,269
Aviva PLC	87,407	697,393
Barclays PLC	273,359	1,063,772
BP PLC, ADR	31,763	1,527,800
British American Tobacco PLC	91,101	5,082,136
British Land Co. PLC	177,051	1,931,856
British Sky Broadcasting Group PLC	144,879	2,205,215
Britvic PLC	118,447	1,466,137
BT Group PLC	512,565	3,259,774
Drax Group PLC	127,909	1,635,439
Essentra PLC	78,959	1,150,733
GlaxoSmithKline PLC	187,775	5,007,083

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Glencore Xstrata PLC(1)	202,518	$1,044,643
HSBC Holdings PLC	92,119	932,743
Lloyds Banking Group PLC(1)	2,257,260	2,823,876
Next PLC	28,047	3,086,593
Reed Elsevier PLC	270,554	4,134,469
Rightmove PLC	20,135	886,034
Rio Tinto PLC	32,212	1,796,390
Royal Dutch Shell PLC, Class A	70,317	2,569,227
Royal Dutch Shell PLC, Class B	45,387	1,771,927
Schroders PLC	17,388	754,108
WPP PLC	57,818	1,194,642
		48,309,987
Total Common Stocks (Cost $198,662,998)		221,541,570

	Shares	Value
Exchange-Traded Funds — 1.6%
United States — 1.6%
iShares MSCI EAFE ETF	53,424	3,588,490
		3,588,490
Total Exchange-Traded Funds (Cost $3,399,704)		3,588,490

	Principal Amount	Value
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $4,439,000, due 4/1/2014(4)	$4,439,000	4,439,000
Total Repurchase Agreements (Cost $4,439,000)		4,439,000
Total Investments — 100.0% (Cost $206,501,702)		229,569,060
Other Liabilities, Net — 0.0%		(39,507)
Total Net Assets — 100.0%		$229,529,553

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
DE Master Blenders 1753 NV	173,978	$2,794,250	$2,996,009	7/2/2013	1.31%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.625%	11/30/2017	$4,529,293

Legend:

  ADR — American Depositary Receipt.

  CVA — Certificaten Van Aandelen (Certificate of Shares)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Other	$15,484,016	$203,061,545	*	$—	$218,545,561
DE Master Blenders 1753 NV	—	—		2,996,009	2,996,009
Exchange-Traded Funds	3,588,490	—		—	3,588,490
Repurchase Agreements	—	4,439,000		—	4,439,000

Total	$19,072,506	$207,500,545		$2,996,009	$229,569,060

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities
Balance as of 12/31/2013	$2,991,768
Change in unrealized appreciation/depreciation	4,241
Net realized gain/loss	—
Purchases	—
Sales	—
Transfers into/out of Level 3	—

Balance as of 3/31/2014	$2,996,009

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security (unaudited)	Fair Value at 3/31/2014	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
DE Master Blenders 1753 NV	$2,996,009	Buy-out price	Expected buy-out price to be paid after completion of statutory buy-out proceedings	$17.22 per share

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 93.7%
Brazil — 5.1%
AMBEV S.A., ADR	134,526	$996,838
BB Seguridade Participacoes S.A.	38,400	424,955
Even Construtora e Incorporadora S.A.	77,400	259,251
Petroleo Brasileiro S.A., ADR	67,575	888,611
Sao Martinho S.A.	19,100	260,952
Ser Educacional S.A.(1)	27,600	242,063
Ultrapar Participacoes S.A., ADR	21,379	515,020
		3,587,690
Chile — 1.2%
Banco de Chile	3,324,020	419,461
Enersis S.A., ADR	27,037	419,885
		839,346
Colombia — 0.8%
Cemex Latam Holdings S.A.(1)	30,086	250,521
Pacific Rubiales Energy Corp.	17,042	304,207
		554,728
Greece — 0.4%
Piraeus Bank S.A.(1)	97,274	266,569
		266,569
Hong Kong — 2.2%
China Pioneer Pharma Holdings Ltd.(1)	946,000	498,342
Huadian Fuxin Energy Corp. Ltd., H shares	651,852	355,500
Sands China Ltd.	37,200	278,516
Xinyi Glass Holdings Ltd.	464,658	379,053
		1,511,411
India — 6.8%
HCL Technologies Ltd.	36,356	849,171
HDFC Bank Ltd., ADR	11,139	457,033
ICICI Bank Ltd., ADR	27,959	1,224,604
Lupin Ltd.	32,668	508,977
NMDC Ltd.	92,413	215,548
Raymond Ltd.	35,667	180,675
Tata Motors Ltd., ADR	21,991	778,701
Tech Mahindra Ltd.	18,547	557,673
		4,772,382
Indonesia — 2.9%
PT Adaro Energy Tbk	3,959,856	344,520
PT Bank Rakyat Indonesia (Persero) Tbk	877,000	745,607
PT Telekomunikasi Indonesia (Persero) Tbk	4,779,400	934,233
		2,024,360
Malaysia — 1.9%
AMMB Holdings Bhd	157,800	347,195
Tenaga Nasional Bhd	278,519	1,020,018
		1,367,213
Mexico — 3.5%
Alsea S.A.B. de C.V.	67,800	245,899
America Movil S.A.B. de C.V., ADR, Series L	16,532	328,656
Cemex S.A.B. de C.V.(1)	269,301	341,383
Gruma S.A.B. de C.V., Class B(1)	66,797	552,570
Grupo Financiero Inbursa S.A.B. de C.V.	147,000	379,787
Grupo Mexico S.A.B. de C.V., Series B	116,154	366,554
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	20,300	272,683
		2,487,532

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Panama — 0.6%
Copa Holdings S.A., Class A	2,690	$390,561
		390,561
People’s Republic of China — 16.5%
Bank of China Ltd., H shares	2,546,000	1,131,118
China Communications Construction Co. Ltd., H shares	619,000	432,920
China Construction Bank Corp., H shares	1,956,638	1,373,445
China Mobile Ltd.	54,758	502,757
China Oilfield Services Ltd., H shares	174,000	410,706
China Petroleum & Chemical Corp., H shares	1,299,594	1,165,788
China Resources Cement Holdings Ltd.	598,000	472,448
China Shipping Development Co. Ltd., H shares(1)	726,000	416,291
CNOOC Ltd.	237,000	358,823
Haier Electronics Group Co. Ltd.	130,000	352,850
Ju Teng International Holdings Ltd.	318,000	225,581
New China Life Insurance Co. Ltd., H shares(1)	257,200	779,017
Ping An Insurance (Group) Co. of China Ltd., H shares	77,500	644,092
REXLot Holdings Ltd.	2,300,000	267,490
Shenzhen International Holdings Ltd.	484,000	607,295
Shimao Property Holdings Ltd.	214,000	471,103
Tencent Holdings Ltd.	17,906	1,249,842
Want Want China Holdings Ltd.	296,348	441,841
YY, Inc., ADR(1)	3,184	243,130
		11,546,537
Peru — 1.3%
Credicorp Ltd.	4,159	573,609
Southern Copper Corp.	10,846	315,727
		889,336
Philippines — 1.7%
BDO Unibank, Inc.	203,560	386,630
Emperador, Inc.(1)	1,239,000	322,701
Universal Robina Corp.	159,250	505,338
		1,214,669
Poland — 1.3%
Bank Zachodni WBK S.A.	3,342	456,577
LPP S.A.	91	267,480
Powszechna Kasa Oszczednosci Bank Polski S.A.	13,955	196,248
		920,305
Russia — 4.5%
Aeroflot - Russian Airlines OJSC	90,753	142,995
Etalon Group Ltd., GDR, (Reg S)(1)	53,613	208,555
Gazprom OAO, ADR	78,837	612,563
Lukoil OAO, ADR	4,645	259,772
Magnit OJSC	2,328	537,674
Sberbank of Russia, ADR	50,952	496,329
Sistema JSFC, GDR, (Reg S)	24,192	544,562
Yandex NV, Class A(1)	10,554	318,625
		3,121,075
Singapore — 0.5%
Wilmar International Ltd.	125,000	344,435
		344,435
South Africa — 7.3%
African Rainbow Minerals Ltd.	21,241	420,172
Barclays Africa Group Ltd.	44,801	634,491
Coronation Fund Managers Ltd.	40,227	378,036
MMI Holdings Ltd.	149,332	349,283
Mondi PLC	30,376	532,299
Naspers Ltd., N shares	10,993	1,211,351
Sasol Ltd.	17,070	954,650

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Steinhoff International Holdings Ltd.	128,419	$621,101
		5,101,383
South Korea — 17.3%
BS Financial Group, Inc.	34,510	489,623
Hyosung Corp.	4,452	322,070
Hyundai Motor Co.	5,322	1,258,393
Hyundai Steel Co.	5,137	333,206
KB Financial Group, Inc.	23,196	813,879
KCC Corp.	1,485	762,315
Korea Electric Power Corp.	24,310	834,445
LG Hausys Ltd.	3,854	577,627
Medy-Tox, Inc.	2,775	378,115
Meritz Fire & Marine Insurance Co. Ltd.	36,420	509,668
NAVER Corp.	456	333,186
Paradise Co. Ltd.	15,000	458,541
Samkee Automotive Co. Ltd.	30,987	233,424
Samsung C&T Corp.	6,614	384,542
Samsung Electronics Co. Ltd.	1,919	2,425,947
Seoul Semiconductor Co. Ltd.	13,457	574,690
Shinhan Financial Group Co. Ltd.	8,090	357,952
SK Hynix, Inc.(1)	18,996	644,551
SK Telecom Co. Ltd., ADR	19,010	429,056
		12,121,230
Taiwan — 13.4%
Asustek Computer, Inc.	35,000	346,810
AU Optronics Corp.(1)	996,000	352,626
Catcher Technology Co. Ltd.	84,000	609,913
Cathay Financial Holding Co. Ltd.	470,675	688,003
CTBC Financial Holding Co. Ltd.	652,000	408,459
E-Lead Electronic Co. Ltd.	144,000	340,458
E.Sun Financial Holding Co. Ltd.	733,000	442,311
GeoVision, Inc.	59,000	396,323
Huaku Development Co. Ltd.	109,000	267,370
Largan Precision Co. Ltd.	15,000	712,995
MediaTek, Inc.	33,000	488,456
Merry Electronics Co. Ltd.	71,000	389,390
Nan Ya Plastics Corp.	177,988	377,937
Novatek Microelectronics Corp.	73,000	335,540
Taiwan Cement Corp.	348,000	538,250
Taiwan Semiconductor Manufacturing Co. Ltd.	588,259	2,314,530
Toung Loong Textile Manufacturing	119,713	392,815
		9,402,186
Thailand — 1.9%
GFPT PCL (Reg F)	979,100	437,442
Krung Thai Bank PCL (Reg F)	381,223	220,402
PTT Global Chemical PCL (Reg F)	159,972	356,670
The Siam Cement PCL (Reg F)	23,000	295,912
		1,310,426
Turkey — 1.5%
Eregli Demir ve Celik Fabrikalari T.A.S.	297,900	384,254
Turkiye Garanti Bankasi A.S.	46,693	159,600
Turkiye Vakiflar Bankasi T.A.O., Class D	268,624	507,136
		1,050,990
United Arab Emirates — 1.1%
Aldar Properties PJSC	481,120	453,519
Emaar Properties PJSC	122,587	332,879
		786,398
Total Common Stocks (Cost $59,857,980)		65,610,762

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Preferred Stocks — 5.1%
Brazil — 5.1%
Banco Bradesco S.A.	80,867	$1,111,609
Gerdau S.A.	43,900	280,929
Itau Unibanco Holding S.A.	86,077	1,286,034
Vale S.A.	69,132	863,769
		3,542,341
Total Preferred Stocks (Cost $3,701,783)		3,542,341

	Principal Amount	Value
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $1,430,000, due 4/1/2014(2)	$1,430,000	1,430,000
Total Repurchase Agreements (Cost $1,430,000)		1,430,000
Total Investments — 100.8% (Cost $64,989,763)		70,583,103
Other Liabilities, Net — (0.8)%		(554,006)
Total Net Assets — 100.0%		$70,029,097

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.625%	11/30/2017	$1,462,482

Legend:

  ADR — American Depositary Receipt.

  GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$14,480,439	$51,130,323	*	$—	$65,610,762
Preferred Stocks	3,542,341	—		—	3,542,341
Repurchase Agreements	—	1,430,000		—	1,430,000

Total	$18,022,780	$52,560,323		$—	$70,583,103

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities — 5.2%
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017(1)	$7,000,000	$7,051,191
Ameriquest Mortgage Securities, Inc. 2003-5 A6 5.041% due 4/25/2033(2)	607,152	605,018
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)(3)	3,600,000	3,655,761
2014-1A A 2.46% due 7/20/2020(3)	4,000,000	3,990,100
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	350,403	347,777
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	8,000,000	7,975,144
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	6,499,000	6,952,110
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,533,222
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	2,300,000	2,269,157
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(3)	3,555,425	3,668,444
Total Asset-Backed Securities (Cost $41,602,918)		42,047,924

	Principal Amount	Value
Collateralized Mortgage Obligations — 7.3%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	2,791,580	2,947,420
Bear Stearns ALT-A Trust 2003-3 2A 2.591% due 10/25/2033(2)	3,274,884	3,309,782
Chase Mortgage Finance Corp. 2003-S11 3A1 5.50% due 10/25/2033	494,265	503,411
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	1,115,809	976,314
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	371,653	375,798
2003-11 A31 5.50% due 5/25/2033(1)	1,720,981	1,818,983
2003-J7 2A12 5.00% due 8/25/2033	1,442,189	1,494,197
2004-5 2A9 5.25% due 5/25/2034	1,037,550	1,090,610
FHLMC
1534 Z 5.00% due 6/15/2023	318,963	344,619
2663 VQ 5.00% due 6/15/2022	836,561	840,883
3227 PR 5.50% due 9/15/2035(1)	5,451,108	5,732,864

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
FNMA 2002-77 QG 5.50% due 12/25/2032	$2,202,767	$2,402,040
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	1,392,442	1,442,004
JPMorgan Mortgage Trust
2004-S2 1A3 4.75% due 11/25/2019	1,325,403	1,335,194
2005-A3 11A2 2.974% due 6/25/2035(1)(2)	5,023,642	5,063,344
Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.649% due 11/21/2034(2)	3,285,197	3,355,333
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	510,466	535,481
2003-5 2A1 5.00% due 6/25/2018	456,422	473,528
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.479% due 2/25/2035(2)	4,369,824	4,343,772
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	2,092,195	2,090,296
2004-2 A3 5.25% due 11/25/2019	349,193	362,608
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	307,235	314,024
Residential Funding Mortgage Securities I 2005-S1 2A1 4.75% due 2/25/2020	606,850	622,132
2005-S3 A1 4.75% due 3/25/2020	1,147,915	1,167,998
2006-S3 A7 5.50% due 3/25/2036	907,720	819,842
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	1,863,950	1,964,050
2004-21XS 2A6A 4.74% due 12/25/2034(2)	449,893	460,352
2005-1 4A1 5.00% due 2/25/2020	713,330	726,756
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	1,390,643	1,459,602
2004-Y 3A1 2.617% due 11/25/2034(2)	3,936,420	4,014,640
2005-2 2A1 4.75% due 4/25/2020(1)	602,335	624,612
2005-AR12 2A6 2.618% due 6/25/2035(1)(2)	3,427,544	3,486,200
2006-1 A3 5.00% due 3/25/2021	1,195,476	1,223,339
2006-7 1A1 5.25% due 6/25/2021	211,109	216,167
2007-13 A7 6.00% due 9/25/2037	1,141,089	1,129,310
Total Collateralized Mortgage Obligations (Cost $58,397,671)		59,067,505

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans — 5.5%
Building Materials — 0.4%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	$1,691,500	$1,690,231
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	1,596,975	1,598,636
		3,288,867
Entertainment — 0.2%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,987,506	1,976,078
		1,976,078
Food And Beverage — 0.7%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(2)	1,462,850	1,458,286
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	3,970,000	3,976,749
		5,435,035
Gaming — 1.3%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(2)	1,592,000	1,597,970
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	3,969,849	3,958,694
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(2)	4,987,500	4,987,500
		10,544,164
Healthcare — 0.4%
Fresenius Medical Care AG & Co. KGaA USD Term Loan A 1.986% due 10/30/2017(2)	3,015,385	3,007,846
		3,007,846
Non Captive Diversified — 0.2%
Guggenheim Partners LLC Term Loan 4.25% due 7/17/2020(2)	1,492,500	1,498,470
		1,498,470
Pharmaceuticals — 1.3%
Amgen, Inc. Term Loan 1.234% due 9/18/2018(2)	3,990,000	3,983,337
RPI Finance Trust
Term Loan B1
2.484% due 11/9/2016(2)	5,776,270	5,787,129
Term Loan B2 3.25% due 5/9/2018(2)	1,179,897	1,183,590
		10,954,056

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Refining — 0.2%
Tesoro Corp. Term Loan B 2.403% due 5/30/2016(2)	$1,272,000	$1,272,000
		1,272,000
Supermarkets — 0.1%
Albertson’s LLC Term Loan B2 4.75% due 3/21/2019(2)	997,500	1,003,316
		1,003,316
Wireless — 0.5%
Crown Castle Operating Co. Term Loan B2 3.25% due 1/31/2021(2)	3,970,017	3,955,129
		3,955,129
Wirelines — 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	1,488,693	1,484,600
		1,484,600
Total Senior Secured Loans (Cost $44,387,616)		44,419,561

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 20.2%
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	3,800,000	4,049,740
2006-2 A4 5.918% due 5/10/2045(1)(2)	3,400,000	3,679,742
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 A4 5.349% due 9/10/2047(1)(2)	5,800,000	6,121,859
Bear Stearns Commercial Mortgage Securities 2005-PW10 AM 5.449% due 12/11/2040(1)(2)	3,466,000	3,682,528
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	3,735,000	3,918,811
2007-PW16 AM 5.896% due 6/11/2040(2)	5,350,000	5,964,394
CD Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	6,319,308
CGRBS Commercial Mortgage Trust 2013-VN05 TH 3.369% due 3/13/2023(1)	4,000,000	3,875,292
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	102,345	102,440
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	6,320,000	6,893,546
2013-375P B 3.518% due 5/10/2035(1)(2)(3)	4,100,000	3,993,630
Commercial Mortgage Trust 2012-CR4 AM 3.251% due 10/15/2045(1)	2,200,000	2,140,316
2013-LC6 A4 2.941% due 1/10/2046	1,100,000	1,055,044

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
2013-LC6 AM 3.282% due 1/10/2046(1)	$3,938,000	$3,822,073
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	5,800,000	6,648,592
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(2)	3,578,304	3,877,629
CS First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(2)	2,100,000	2,217,086
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	5,022,279
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,807,229	4,836,409
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.278% due 3/10/2044(1)(2)	6,997,266	7,440,074
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	2,100,000	2,218,898
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	6,000,000	6,014,082
Irvine Core Office Trust 2013-IRV B 3.174% due 5/15/2048(2)(3)	2,140,000	2,019,952
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 AM 5.281% due 1/12/2043(2)	5,400,000	5,714,015
2005-LDP3 A4 4.936% due 8/15/2042(1)(2)	4,260,875	4,434,535
2005-LDP5 A4 5.24% due 12/15/2044(1)(2)	4,705,000	4,966,320
2006-LDP7 AM 6.025% due 4/15/2045(1)(2)	5,240,000	5,736,417
2007-CB18 A4 5.44% due 6/12/2047(1)	7,045,000	7,733,959
2012-HSBC A 3.093% due 7/5/2032(1)(3)	3,850,000	3,767,791
Merrill Lynch Mortgage Trust 2005-CKI1 A6 5.283% due 11/12/2037(1)(2)	5,594,265	5,877,721
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,160,968
Morgan Stanley Capital I Trust 2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	1,589,842	1,658,979
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(1)	2,190,000	2,270,373
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	3,643,725

SBA Tower Trust 2.24% due 4/15/2043(3)	1,500,000	1,471,239
4.254% due 4/15/2040(1)(3)	5,970,000	6,170,646
VNO Mortgage Trust 2012-6AVE A 2.996% due 11/15/2030(3)	1,925,000	1,850,880
2012-6AVE B 3.298% due 11/15/2030(3)	1,925,000	1,848,352

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)(2)	$1,215,098	$1,216,506
2005-C18 A4 4.935% due 4/15/2042	2,495,000	2,563,069
Total Commercial Mortgage-Backed Securities (Cost $163,669,200)		162,999,219

	Principal Amount	Value
Corporate Bonds — 44.5%
Aerospace & Defense — 0.1%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	500,000	623,244
		623,244
Automotive — 1.7%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,580,571
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	4,843,416
8.00% due 6/1/2014	2,250,000	2,277,427
General Motors Financial Co., Inc. 3.25% due 5/15/2018	3,500,000	3,530,625
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	1,500,000	1,588,995
		13,821,034
Banking — 12.6%
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022	7,000,000	8,031,275
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015	2,300,000	2,464,905
Citigroup, Inc. Sr. Nt. 1.70% due 7/25/2016(1)	3,500,000	3,539,746
4.50% due 1/14/2022(1)	4,700,000	4,979,885
6.125% due 11/21/2017(1)	3,700,000	4,236,556
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,499,930
Discover Bank Sub. Nt. 7.00% due 4/15/2020	2,350,000	2,772,617
Fifth Third Bank Sr. Nt. 1.15% due 11/18/2016	5,000,000	5,015,480
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021	5,000,000	5,590,520
HSBC U.S.A., Inc. Sub. Nt. 4.625% due 4/1/2014	700,000	700,000
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,773,531
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	1,900,000	1,966,494

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023	$6,700,000	$6,342,347
Sr. Nt. 3.45% due 3/1/2016	1,600,000	1,675,565
Sub. Nt. 5.15% due 10/1/2015	1,600,000	1,698,000
Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,490,856
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(3)	4,000,000	4,057,564
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	3,000,000	2,980,983
5.95% due 12/28/2017(1)	4,000,000	4,566,100
Rabobank Nederland 3.95% due 11/9/2022	2,100,000	2,085,655
Regions Bank Sub. Nt. 7.50% due 5/15/2018(1)	4,000,000	4,720,760
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	2,600,000	2,722,920
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,187,053
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(3)	2,700,000	2,579,153
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	3,770,000	4,161,941
Sr. Nt. 5.75% due 1/24/2022	2,750,000	3,118,277
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	5,200,000	5,225,298
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020	2,600,000	2,879,063
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	2,700,000	2,968,259
		102,030,733
Brokerage — 0.4%
KKR Group Finance Co. 6.375% due 9/29/2020(3)	2,600,000	3,000,946
		3,000,946
Building Materials — 0.5%
CRH America, Inc. 6.00% due 9/30/2016	1,350,000	1,500,484
Owens Corning, Inc. 4.20% due 12/15/2022	2,400,000	2,380,133
		3,880,617
Chemicals — 1.7%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	3,200,000	3,118,538
Celanese U.S. Holdings LLC 5.875% due 6/15/2021	3,500,000	3,762,500
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(1)	1,300,000	1,480,682

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	$500,000	$556,066
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019	3,600,000	4,008,452
NOVA Chemicals Corp. Sr. Nt. 5.25% due 8/1/2023(3)	750,000	802,500
		13,728,738
Diversified Manufacturing — 0.5%
ABB Finance U.S.A., Inc. 2.875% due 5/8/2022(1)	1,700,000	1,653,201
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(3)	750,000	915,757
United Technologies Corp. Sr. Nt. 4.50% due 6/1/2042	1,600,000	1,629,234
		4,198,192
Electric — 0.9%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035	750,000	776,567
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	1,515,000	1,600,251
Nevada Power Co. 6.65% due 4/1/2036	600,000	779,338
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	1,847,037
Union Electric Co. Sr. Sec. Nt. 3.90% due 9/15/2042	1,500,000	1,395,961
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,296,357
		7,695,511
Energy - Integrated — 0.6%
BP Capital Markets PLC 4.50% due 10/1/2020(1)	2,600,000	2,828,342
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,700,000	2,100,738
		4,929,080
Entertainment — 0.8%
Time Warner Cos., Inc.
5.875% due 11/15/2016	4,000,000	4,482,432
7.57% due 2/1/2024	1,450,000	1,808,895
		6,291,327
Food And Beverage — 1.0%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	4,200,000	3,744,250
Constellation Brands, Inc. 4.25% due 5/1/2023	2,800,000	2,737,000
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	1,200,000	1,311,020
		7,792,270

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Government Related — 1.5%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	$1,329,200	$1,483,387
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(3)	1,250,000	1,267,473
Petrobras International Finance Co. 5.875% due 3/1/2018	6,000,000	6,400,764
Ras Laffan Liquefied Natural Gas Co. Ltd. III Sr. Sec. Nt. 6.75% due 9/30/2019(3)	2,300,000	2,731,480
		11,883,104
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	1,500,000	1,884,738
		1,884,738
Healthcare — 1.9%
Amsurg Corp. 5.625% due 11/30/2020	2,000,000	2,080,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	681,096
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,695,000
McKesson Corp. Sr. Nt. 4.883% due 3/15/2044	5,600,000	5,676,160
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	4,969,750
		15,102,006
Home Construction — 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	3,500,000	3,745,000
		3,745,000
Independent Energy — 2.6%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	4,000,000	4,437,820
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	2,000,000	2,135,000
Chesapeake Energy Corp. 7.25% due 12/15/2018	2,000,000	2,330,000
Hess Corp. Sr. Nt. 5.60% due 2/15/2041	3,300,000	3,623,902
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022	3,280,000	3,357,900
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	3,200,000	3,169,923
Whiting Petroleum Corp. 6.50% due 10/1/2018	1,600,000	1,684,000
		20,738,545
Industrial - Other — 0.2%
URS Corp. 5.00% due 4/1/2022	1,500,000	1,483,044
		1,483,044

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Insurance - Life — 0.8%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	$1,000,000	$1,142,761
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	500,000	527,500
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	1,100,000	1,347,775
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	800,000	850,766
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,574,681
UnumProvident Finance Co. PLC 6.85% due 11/15/2015(3)	1,100,000	1,191,222
		6,634,705
Insurance P&C — 0.8%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	1,500,000	1,749,735
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	3,100,000	3,014,198
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	1,600,000	1,724,000
		6,487,933
Media Cable — 0.8%
Comcast Corp. 6.45% due 3/15/2037	2,000,000	2,460,420
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,248,544
Virgin Media Secured Finance PLC Sr. Sec. Nt. 6.50% due 1/15/2018	1,500,000	1,554,375
		6,263,339
Metals And Mining — 1.3%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019(1)	1,500,000	1,839,376
FMG Resources August 2006 Pty. Ltd. 6.875% due 4/1/2022(3)	3,000,000	3,232,500
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 3.55% due 3/1/2022	2,300,000	2,196,544
Steel Dynamics, Inc. 5.25% due 4/15/2023	1,750,000	1,780,625
Vale Overseas Ltd. 6.25% due 1/23/2017	1,200,000	1,340,909
		10,389,954
Non Captive Diversified — 1.2%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(1)(3)	3,000,000	3,082,500
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032	1,000,000	1,285,732
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	3,800,000	3,800,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
4.875% due 4/1/2015	$1,600,000	$1,658,016
		9,826,248
Oil Field Services — 1.3%
Nabors Industries, Inc. 4.625% due 9/15/2021	3,150,000	3,254,284
Transocean, Inc. 6.00% due 3/15/2018	3,550,000	3,947,845
Weatherford Bermuda 5.125% due 9/15/2020	1,500,000	1,632,258
6.50% due 8/1/2036	1,200,000	1,345,437
		10,179,824
Packaging — 0.6%
Ball Corp. 5.00% due 3/15/2022(1)	2,600,000	2,665,000
Sealed Air Corp. 8.125% due 9/15/2019(3)	705,000	787,838
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,537,500
		4,990,338
Paper — 0.8%
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	2,675,000	2,999,354
Rock Tenn Co. 4.90% due 3/1/2022	3,200,000	3,421,680
		6,421,034
Pharmaceuticals — 0.8%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	6,150,000	6,644,276
		6,644,276
Pipelines — 1.7%
Atlas Pipeline Partners LP 4.75% due 11/15/2021	2,540,000	2,413,000
Boardwalk Pipelines LP 5.75% due 9/15/2019	500,000	542,672
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	1,600,000	1,694,229
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	2,000,000	1,925,472
8.50% due 4/15/2014(1)	750,000	751,958
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	1,600,000	1,802,000
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,900,000	4,294,119
		13,423,450
Railroads — 0.1%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	1,250,000	1,272,001
		1,272,001
REITs — 0.9%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	1,200,000	1,262,544

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	$2,000,000	$2,168,292
ProLogis LP 6.875% due 3/15/2020	541,000	638,915
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021	3,100,000	3,303,788
		7,373,539
Technology — 1.5%
Apple, Inc. Sr. Nt. 3.85% due 5/4/2043(1)	4,500,000	3,990,600
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(3)	2,830,000	3,042,250
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020	5,000,000	5,079,025
		12,111,875
Wireless — 1.6%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	3,600,000	3,978,000
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	1,500,000	1,553,975
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	3,288,750
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037	3,350,000	3,799,191
		12,619,916
Wirelines — 2.6%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019	6,000,000	5,968,974
6.30% due 1/15/2038(1)	2,200,000	2,503,008
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	850,000	1,226,693
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	335,000	484,459
Telecom Italia Capital S.A. 5.25% due 10/1/2015	550,000	577,500
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	1,250,000	1,467,735
6.55% due 9/15/2043	7,500,000	9,127,012
		21,355,381
Total Corporate Bonds (Cost $346,608,730)		358,821,942

	Principal Amount	Value
Hybrid ARMS — 0.1%
FNMA
2.41% due 12/1/2036(2)	464,329	497,410
2.44% due 8/1/2046(2)	255,825	269,427
Total Hybrid ARMS (Cost $724,332)		766,837

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Mortgage Pass-Through Securities — 6.1%
FHLMC
4.00% due 1/1/2041(1)	$4,959,616	$5,145,251
7.00% due 9/1/2038	189,074	214,179
FNMA
3.00% due 4/1/2043 - 7/1/2043	16,315,002	15,767,473
3.50% due 11/1/2042	30,104	30,308
4.00% due 9/1/2040 - 11/1/2040	6,929,156	7,202,822
4.50% due 12/1/2040	9,887,484	10,552,234
5.00% due 4/1/2023 - 12/1/2039	5,340,268	5,817,883
5.50% due 1/1/2038 - 2/1/2039	3,269,205	3,604,496
6.00% due 8/1/2021	224,137	242,795
6.50% due 12/1/2014	1,023	1,029
7.00% due 9/1/2014 - 6/1/2032	100,538	113,422
7.50% due 12/1/2029	123,786	143,769
8.00% due 1/1/2030 - 9/1/2030	47,045	54,941
GNMA
6.00% due 10/15/2032 - 12/15/2033	318,408	365,797
Total Mortgage Pass-Through Securities (Cost $48,332,991)		49,256,399

	Principal Amount	Value
Municipal Bonds — 1.4%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	1,837,088
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	1,000,000	1,211,790
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	2,400,000	2,646,816
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,190,000	1,373,343
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	1,978,880
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	1,865,460
Total Municipal Bonds (Cost $9,323,411)		10,913,377

	Principal Amount	Value
U.S. Government Securities — 8.1%
U.S. Treasury Bonds
2.75% due 11/15/2023	7,350,000	7,383,303
3.75% due 11/15/2043	10,000,000	10,353,120
U.S. Treasury Notes
0.875% due 12/31/2016	37,750,000	37,838,486
1.375% due 5/31/2020	6,000,000	5,746,872
1.50% due 2/28/2019	1,200,000	1,188,000
2.75% due 2/15/2024	2,965,000	2,971,487
Total U.S. Government Securities (Cost $65,345,018)		65,481,268

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements — 0.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $6,665,000, due 4/1/2014(4)	$6,665,000	$6,665,000
Total Repurchase Agreements (Cost $6,665,000)		6,665,000
Total Investments — 99.2% (Cost $785,056,887)		800,439,032
Other Assets, Net — 0.8%		6,636,580
Total Net Assets — 100.0%		$807,075,612

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2014.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $109,246,707, representing 13.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$6,801,654

The table below presents futures contracts as of March 31, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Purchased Futures Contracts
5 YR U.S. Treasury Notes	Goldman Sachs & Co.	550	6/30/2014	$65,424	$(577,717)
10 YR U.S. Treasury Notes	Goldman Sachs & Co.	180	6/19/2014	22,230	(226,258)
U.S. Long Bond	Goldman Sachs & Co.	90	6/19/2014	11,990	6,714

Total					$(797,261)

At March 31, 2014, the Fund had entered into the following open option contract:

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
175	10 YR U.S. Treasury Note, strike @ $125	May 2014	$59,540	$(57,422)	$2,118

Transactions in options written for the three months ended March 31, 2014:

	Contracts	Premium
Options outstanding, December 31, 2013	160	$96,938
Options written	260	103,069
Options terminated in closing transactions	(85)	(43,529)
Options exercised	—	—
Options expired	(160)	(96,938)

Options outstanding, March 31, 2014	175	$59,540

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$42,047,924	$—	$42,047,924
Collateralized Mortgage Obligations	—	59,067,505	—	59,067,505
Senior Secured Loans	—	44,419,561	—	44,419,561
Commercial Mortgage-Backed Securities	—	162,999,219	—	162,999,219
Corporate Bonds	—	358,821,942	—	358,821,942
Hybrid ARMS	—	766,837	—	766,837
Mortgage Pass-Through Securities	—	49,256,399	—	49,256,399
Municipal Bonds	—	10,913,377	—	10,913,377
U.S. Government Securities	—	65,481,268	—	65,481,268
Repurchase Agreements	—	6,665,000	—	6,665,000
Other Financial Instruments:
Financial Futures Contracts	(797,261)	—	—	(797,261)
Written Call Options	(57,422)	—	—	(57,422)

Total	$(854,683)	$800,439,032	$—	$799,584,349

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities — 11.8%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018	$835,000	$834,360
2012-SN1 A4 0.70% due 12/21/2015	700,000	701,093
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017(1)	1,675,000	1,687,249
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(1)	1,500,000	1,502,778
2013-1 A 0.575% due 2/16/2021(2)	1,800,000	1,807,852
Ameriquest Mortgage Securities, Inc. 2003-5 A6 5.041% due 4/25/2033(2)	55,673	55,477
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(3)	1,425,000	1,447,072
2014-1A A 2.46% due 7/20/2020(3)	1,250,000	1,246,906
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	500,000	500,226
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017	700,000	700,321
2013-3 A1B 0.587% due 11/20/2015(2)	2,000,000	2,001,096
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	69,931	69,407
CNH Equipment Trust 2012-D A3 0.65% due 4/16/2018	1,500,000	1,502,604
Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	800,000	799,236
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	1,239,774	1,240,266
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.855% due 2/15/2017(2)(3)	985,000	997,967
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	2,215,000	2,185,297
Harley-Davidson Motorcycle Trust 2012-1 A3 0.68% due 4/15/2017	1,707,331	1,709,500
Hertz Fleet Lease Funding LP 2014-1 A 0.572% due 4/10/2028(2)(3)(4)	500,000	500,000
Hertz Vehicle Financing LLC 2009-2A A2 5.29% due 3/25/2016(1)(3)	1,990,000	2,060,547
Huntington Auto Trust 2011-1A A3 1.01% due 1/15/2016(3)	287,388	287,922
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019	500,000	499,890

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(3)	$1,400,000	$1,402,964
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(3)	884,051	912,154
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	2,000,000	2,001,484
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	20,695	18,359
Volkswagen Auto Lease Trust 2012-A A3 0.87% due 7/20/2015	565,855	566,943
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(3)	174,226	174,556
Total Asset-Backed Securities (Cost $29,428,239)		29,413,526

	Principal Amount	Value
Collateralized Mortgage Obligations — 13.0%
Banc of America Funding Corp. 2005-D A1 2.623% due 5/25/2035(2)	999,001	1,025,339
Banc of America Mortgage Securities Trust 2003-J 2A2 2.842% due 11/25/2033(2)	727,967	731,788
Bear Stearns ALT-A Trust 2003-3 2A 2.591% due 10/25/2033(2)	1,387,839	1,402,628
2004-4 A1 0.754% due 6/25/2034(2)	811,385	771,507
2004-6 1A 0.794% due 7/25/2034(2)	725,638	688,715
Chase Mortgage Finance Corp. 2007-A1 2A1 2.706% due 2/25/2037(2)	256,854	255,167
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	22,188	22,436
2003-11 A31 5.50% due 5/25/2033	301,586	318,759
2003-50 A1 5.00% due 11/25/2018	336,637	345,701
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018	79,720	80,099
2003-8 2A1 5.00% due 4/25/2018	115,177	117,539
2004-5 5A1 5.00% due 8/25/2019	187,552	191,412
2004-AR5 3A1 2.497% due 6/25/2034(2)	581,117	583,777
2004-AR5 6A1 2.551% due 6/25/2034(2)	1,469,713	1,477,394
2004-AR7 4A1 2.545% due 11/25/2034(2)	1,327,579	1,361,524
FHLMC 1534 Z 5.00% due 6/15/2023	43,551	47,054
20 H 5.50% due 10/25/2023	23,528	25,580

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
First Horizon Asset Securities, Inc. 2004-4 2A3 4.50% due 7/25/2019	$118,679	$121,478
FNMA 2003-63 GU 4.00% due 7/25/2033	12	12
2012-113 ZU 3.50% due 10/25/2042	205,327	176,730
2013-31 NQ 3.00% due 4/25/2043	1,240,238	1,162,784
2013-32 ZM 3.00% due 4/25/2043	56,013	40,416
2013-45 ZM 4.00% due 5/25/2043	284,521	269,027
GSR Mortgage Loan Trust 2005-AR6 1A1 2.65% due 9/25/2035(2)	949,871	963,609
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	35,351	36,880
2004-S2 1A3 4.75% due 11/25/2019	87,026	87,669
2005-A1 3A1 3.398% due 2/25/2035(2)	295,450	300,328
2006-A2 5A1 2.546% due 11/25/2033(2)	404,832	408,040
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.641% due 4/21/2034(2)	436,878	443,242
2004-13 3A7 2.649% due 11/21/2034(2)	1,813,715	1,852,436
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	75,509	78,339
2003-9 5A2 4.75% due 10/25/2018(1)	470,416	480,267
Merrill Lynch Mortgage Investors Trust 2004-B A1 0.654% due 5/25/2029(2)	789,884	779,583
2005-A2 A2 2.479% due 2/25/2035(2)	1,226,041	1,218,731
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	84,005	85,294
2004-7AR 2A1 2.465% due 9/25/2034(2)	1,029,529	1,012,732
MortgageIT Trust 2004-1 A1 0.934% due 11/25/2034(2)	1,212,323	1,167,048
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	187,356	187,186
2004-2 A2 4.75% due 11/25/2019	130,659	135,278
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	10,551	10,784
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	424,939	426,375
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	121,364	123,796
2005-S1 2A1 4.75% due 2/25/2020	91,950	94,266
2005-S3 A1 4.75% due 3/25/2020	65,129	66,268

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.434% due 6/25/2034(2)	$951,461	$964,177
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	252,101	255,846
2003-34A 3A2 2.475% due 11/25/2033(2)	972,913	972,505
2004-21XS 2A6A 4.74% due 12/25/2034(2)	79,935	81,793
2004-3 3A1 5.50% due 3/25/2019	100,817	103,468
2005-1 4A1 5.00% due 2/25/2020	115,484	117,658
Thornburg Mortgage Securities Trust 2003-4 A1 0.794% due 9/25/2043(2)	1,488,682	1,416,130
2004-3 A 0.894% due 9/25/2044(2)	1,226,739	1,160,909
2004-4 3A 2.001% due 12/25/2044(2)	1,697,281	1,706,857
Wells Fargo Mortgage Backed Securities Trust 2003-J 1A9 2.612% due 10/25/2033(2)	397,738	404,457
2003-J 2A1 2.505% due 10/25/2033(2)	85,332	86,747
2003-N 2A1 2.49% due 12/25/2033(2)	192,815	193,069
2004-M A7 2.615% due 8/25/2034(2)	597,193	618,759
2004-O A1 4.917% due 8/25/2034(2)	343,339	351,724
2004-Z 2A2 2.615% due 12/25/2034(2)	281,294	286,387
2005-AR10 2A6 2.614% due 6/25/2035(2)	333,644	337,822
2005-AR12 2A5 2.618% due 6/25/2035(2)	624,431	636,548
2005-AR12 2A6 2.618% due 6/25/2035(2)	535,098	544,255
2005-AR16 3A2 2.617% due 3/25/2035(2)	1,038,981	1,052,117
2006-7 1A1 5.25% due 6/25/2021	32,959	33,748
Total Collateralized Mortgage Obligations (Cost $32,522,416)		32,499,993

	Principal Amount	Value
Senior Secured Loans — 8.1%
Building Materials — 0.5%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	746,250	743,720
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	567,150	567,740
		1,311,460
Consumer Products — 0.4%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(2)	977,143	976,840
		976,840

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Entertainment — 0.7%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	$950,000	$942,875
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	746,250	741,959
		1,684,834
Food And Beverage — 0.5%
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	1,191,000	1,193,025
		1,193,025
Gaming — 1.7%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(2)	796,000	798,985
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	895,500	895,948
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	1,141,332	1,138,125
Pinnacle Entertainment, Inc. Term Loan B2 3.75% due 8/13/2020(2)	426,601	427,266
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(2)	997,500	997,500
		4,257,824
Healthcare — 1.0%
DaVita, Inc. Term Loan B2 4.00% due 11/1/2019(2)	841,112	844,569
Fresenius Medical Care AG & Co. KGaA USD Term Loan A 1.986% due 10/30/2017(2)	740,912	739,060
Fresenius SE & Co. KGaA USD Term Loan B 2.333% due 8/7/2019(2)	995,000	991,269
		2,574,898
Lodging — 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(2)	190,789	191,011
		191,011
Media Noncable — 0.4%
CBS Outdoor Americas Capital LLC Term Loan B 3.00% due 1/31/2021(2)	500,000	497,815
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(2)	498,750	498,251
		996,066
Non Captive Diversified — 0.2%
Guggenheim Partners LLC Term Loan 4.25% due 7/17/2020(2)	398,000	399,592
		399,592

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Pharmaceuticals — 1.5%
Amgen, Inc. Term Loan 1.234% due 9/18/2018(2)	$950,000	$948,413
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(2)	750,000	749,437
RPI Finance Trust Term Loan A 2.234% due 8/9/2016(2)	446,712	446,154
Term Loan B2 3.25% due 5/9/2018(2)	1,573,196	1,578,120
		3,722,124
Refining — 0.3%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	252,321	255,054
Tesoro Corp. Term Loan B 2.403% due 5/30/2016(2)	397,500	397,500
		652,554
Supermarkets — 0.2%
Albertson’s LLC Term Loan B2 4.75% due 3/21/2019(2)	498,750	501,658
		501,658
Wireless — 0.5%
Crown Castle Operating Co. Term Loan B2 3.25% due 1/31/2021(2)	1,233,202	1,228,577
		1,228,577
Wirelines — 0.1%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	396,985	395,893
		395,893
Total Senior Secured Loans (Cost $20,097,448)		20,086,356

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 20.2%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	1,000,000	976,788
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(2)	2,000,000	2,131,442
2007-3 AM 5.716% due 6/10/2049(2)	950,000	1,047,649
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	2,000,000	2,098,602
2005-5 A4 5.115% due 10/10/2045(2)	2,145,000	2,252,209
2005-6 A4 5.349% due 9/10/2047(1)(2)	1,215,000	1,282,424
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(2)	1,620,000	1,699,725

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
2006-T24 AM 5.568% due 10/12/2041(2)	$1,700,000	$1,855,057
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	12,311	12,322
Citigroup Commercial Mortgage Trust 2004-C1 A4 5.626% due 4/15/2040(2)	53,206	53,174
2006-C5 A4 5.431% due 10/15/2049(1)	1,800,000	1,963,352
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A5 5.617% due 10/15/2048	2,149,000	2,327,311
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2035(3)	350,000	356,294
4.523% due 1/15/2035(3)	550,000	562,592
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(2)	1,885,863	2,043,616
CS First Boston Mortgage Securities Corp. 1997-C2 F 7.46% due 1/17/2035(2)	38,985	39,066
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	2,000,000	2,004,694
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5 4.878% due 1/15/2042	675,000	687,455
2005-CB13 AM 5.281% due 1/12/2043(2)	1,500,000	1,587,227
2005-LDP1 A4 5.038% due 3/15/2046(2)	996,372	1,017,243
2005-LDP5 A4 5.24% due 12/15/2044(2)	1,650,000	1,741,643
2005-LDP5 AM 5.447% due 12/15/2044(2)	580,000	620,456
2006-LDP7 AM 6.025% due 4/15/2045(2)	950,000	1,039,999
2007-CB18 A4 5.44% due 6/12/2047	1,950,000	2,140,698
LB-UBS Commercial Mortgage Trust 2006-C1 A4 5.156% due 2/15/2031	400,000	424,833
2006-C6 A4 5.372% due 9/15/2039	750,000	819,434
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(2)	491,218	495,667
ML-CFC Commercial Mortgage Trust 2006-1 AM 5.517% due 2/12/2039(2)	610,000	658,795
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	1,500,000	1,540,242
2013-C8 A2 1.689% due 12/15/2048	1,500,000	1,472,723
Morgan Stanley Capital I Trust 2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	1,052,367	1,098,131
2006-HQ8 A4 5.598% due 3/12/2044(2)	1,989,012	2,111,386
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(3)	1,900,000	1,885,389

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
SBA Tower Trust 2.24% due 4/15/2043(3)	$2,000,000	$1,961,652
2.933% due 12/15/2042(3)	500,000	506,388
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(2)	243,777	244,060
2005-C22 A4 5.289% due 12/15/2044(2)	1,870,500	1,980,689
2006-C28 AM 5.603% due 10/15/2048(2)	1,000,000	1,085,857
2006-C29 A4 5.308% due 11/15/2048	2,223,868	2,419,608
Total Commercial Mortgage-Backed Securities (Cost $51,451,447)		50,245,892

	Principal Amount	Value
Corporate Bonds — 32.4%
Aerospace & Defense — 0.5%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(3)	750,000	780,000
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	500,000	524,861
		1,304,861
Automotive — 1.4%
Banque PSA Finance S.A. Sr. Nt. 3.375% due 4/4/2014(3)	500,000	500,015
Daimler Finance North America LLC 1.875% due 9/15/2014(3)	350,000	352,113
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016	600,000	606,700
2.75% due 5/15/2015	1,000,000	1,020,390
RCI Banque S.A. Sr. Nt. 3.40% due 4/11/2014(3)	500,000	500,170
Volkswagen International Finance N.V. 1.625% due 3/22/2015(3)	500,000	505,681
		3,485,069
Banking — 9.1%
Abbey National Treasury Services PLC 2.875% due 4/25/2014	500,000	500,780
Ally Financial, Inc.
2.75% due 1/30/2017	600,000	606,000
3.125% due 1/15/2016	400,000	408,500
Amsouth Bank Sub. Nt. Series AI 5.20% due 4/1/2015	350,000	364,000
Bank of America Corp. Sr. Nt. 4.50% due 4/1/2015	750,000	778,108
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(3)	700,000	784,522
Capital One Financial Corp.
Sr. Nt.
1.00% due 11/6/2015	1,000,000	1,001,416
2.125% due 7/15/2014	200,000	200,919

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016	$1,200,000	$1,204,223
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(3)	500,000	506,989
HSBC USA, Inc. Sr. Nt. 1.625% due 1/16/2018	500,000	495,873
ING Bank N.V. Sr. Nt. 2.375% due 6/9/2014(3)	600,000	602,290
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016	1,300,000	1,330,952
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015	500,000	502,052
Lloyds Bank PLC 4.20% due 3/28/2017	500,000	540,362
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(3)	750,000	774,060
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	1,000,000	1,012,902
3.45% due 11/2/2015	500,000	519,078
National Bank of Canada 1.50% due 6/26/2015	500,000	505,816
Regions Bank Sub. Nt. 7.50% due 5/15/2018	500,000	590,095
Royal Bank of Canada Sr. Nt. 1.45% due 10/30/2014	500,000	503,401
Royal Bank of Scotland Group PLC 1.875% due 3/31/2017	750,000	750,568
Sr. Nt. 2.55% due 9/18/2015	1,250,000	1,276,511
Societe Generale S.A. 2.75% due 10/12/2017	500,000	514,600
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	500,000	516,355
Sumitomo Mitsui Banking Corp. 1.35% due 7/18/2015	500,000	504,299
Sr. Nt. 1.90% due 1/12/2015(3)	500,000	504,219
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	800,000	841,262
The Bank of New York Mellon Corp. Sr. Nt. 1.20% due 2/20/2015	300,000	302,120
The Goldman Sachs Group, Inc. Sr. Nt. 3.30% due 5/3/2015	1,750,000	1,797,280
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016	750,000	752,320
The Toronto-Dominion Bank Sr. Nt. 1.375% due 7/14/2014	500,000	501,656
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	500,000	521,938

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	$100,000	$109,936
		22,625,402
Brokerage — 1.1%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016(1)	750,000	811,875
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015	900,000	936,795
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016	1,000,000	1,012,434
		2,761,104
Building Materials — 0.2%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018	500,000	568,067
		568,067
Chemicals — 0.5%
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016	300,000	306,000
Ecolab, Inc. Sr. Nt. 2.375% due 12/8/2014	400,000	405,005
Yara International ASA Sr. Nt. 5.25% due 12/15/2014(3)	500,000	514,304
		1,225,309
Construction Machinery — 0.4%
CNH Capital LLC 3.25% due 2/1/2017	500,000	510,000
3.875% due 11/1/2015	500,000	513,750
		1,023,750
Consumer Cyclical Services — 0.2%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017	500,000	494,069
		494,069
Diversified Manufacturing — 0.6%
Danaher Corp. Sr. Nt. 1.30% due 6/23/2014	200,000	200,462
Eaton Corp. 0.95% due 11/2/2015	400,000	401,380
Pentair Finance S.A. 1.35% due 12/1/2015	250,000	251,313
1.875% due 9/15/2017	500,000	498,274
		1,351,429
Electric — 1.3%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017	300,000	298,086
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017	500,000	574,134

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	$200,000	$216,000
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018	600,000	598,179
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	250,000	251,250
The Dayton Power & Light Co. 1.875% due 9/15/2016(3)	1,200,000	1,217,162
		3,154,811
Energy - Integrated — 0.2%
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	400,000	404,353
		404,353
Entertainment — 0.3%
Time Warner Cos., Inc. 3.15% due 7/15/2015	800,000	826,244
		826,244
Financial - Other — 0.1%
Icahn Enterprises LP 3.50% due 3/15/2017(3)	300,000	303,000
		303,000
Food And Beverage — 0.8%
ConAgra Foods, Inc. Sr. Nt. 1.30% due 1/25/2016	500,000	503,312
General Mills, Inc. Sr. Nt. 1.55% due 5/16/2014	250,000	250,319
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	700,000	725,444
SABMiller Holdings, Inc. 1.85% due 1/15/2015(3)	500,000	504,757
		1,983,832
Government Related — 0.8%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(3)	500,000	506,975
Petrobras Global Finance B.V.
2.00% due 5/20/2016	650,000	644,312
3.25% due 3/17/2017	750,000	752,328
		1,903,615
Healthcare — 1.0%
Covidien International Finance S.A. 1.35% due 5/29/2015	500,000	504,022
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015	250,000	250,703
Owens & Minor, Inc. 6.35% due 4/15/2016	625,000	679,817
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	1,000,000	993,950
		2,428,492

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Home Construction — 0.6%
DR Horton, Inc. 3.625% due 2/15/2018	$500,000	$507,500
Lennar Corp. 4.50% due 6/15/2019	500,000	508,750
MDC Holdings, Inc. 5.375% due 7/1/2015	500,000	521,875
		1,538,125
Industrial - Other — 0.2%
URS Corp. 3.85% due 4/1/2017	500,000	517,471
		517,471
Insurance - Life — 0.7%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015	750,000	780,082
Metropolitan Life Global Funding I Sr. Sec. Nt. 2.00% due 1/9/2015(3)	500,000	506,026
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	300,000	316,933
		1,603,041
Insurance P&C — 1.0%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	500,000	496,802
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	800,000	827,582
Willis Group Holdings PLC 4.125% due 3/15/2016	500,000	525,027
XLIT Ltd. 2.30% due 12/15/2018	750,000	743,977
		2,593,388
Media Cable — 0.8%
DISH DBS Corp. 6.625% due 10/1/2014	500,000	512,500
NBCUniversal Media LLC 2.10% due 4/1/2014	500,000	500,000
Time Warner Cable, Inc. 5.85% due 5/1/2017	750,000	843,204
		1,855,704
Media Noncable — 0.6%
21st Century Fox America, Inc. 5.30% due 12/15/2014	500,000	516,997
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015	500,000	522,500
The Interpublic Group of Companies, Inc. Sr. Nt. 6.25% due 11/15/2014	500,000	515,625
		1,555,122
Metals And Mining — 1.6%
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015	700,000	714,875
BHP Billiton Finance USA Ltd. 1.125% due 11/21/2014	300,000	301,470
FMG Resources August 2006 Pty. Ltd. 6.00% due 4/1/2017(3)	750,000	789,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 1.40% due 2/13/2015	$300,000	$301,721
Plains Exploration & Production Co. 8.625% due 10/15/2019	600,000	651,750
Teck Resources Ltd. 2.50% due 2/1/2018	150,000	150,535
Vale Overseas Ltd. 6.25% due 1/11/2016	500,000	542,656
Xstrata Finance Canada Ltd. 2.05% due 10/23/2015(3)	250,000	252,874
2.85% due 11/10/2014(3)	250,000	252,397
		3,957,653
Non Captive Diversified — 0.6%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(3)	1,000,000	1,027,500
International Lease Finance Corp. Sr. Nt. 2.183% due 6/15/2016(2)	500,000	503,750
		1,531,250
Oil Field Services — 1.1%
Nabors Industries, Inc. 2.35% due 9/15/2016(3)	600,000	613,824
Transocean, Inc. 2.50% due 10/15/2017	1,050,000	1,056,767
Weatherford International LLC 6.35% due 6/15/2017	850,000	961,801
		2,632,392
Pharmaceuticals — 1.4%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015	750,000	756,401
Gilead Sciences, Inc. Sr. Nt. 2.40% due 12/1/2014	500,000	506,027
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(3)	850,000	837,302
Mylan, Inc. Sr. Nt. 1.35% due 11/29/2016	750,000	751,362
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016	600,000	602,384
		3,453,476
Pipelines — 1.1%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018	600,000	595,308
Enterprise Products Operating LLC 1.25% due 8/13/2015	300,000	301,986
Series A 8.375% due 8/1/2066(2)	200,000	225,250
Midcontinent Express Pipeline LLC Sr. Nt. 5.45% due 9/15/2014(3)	500,000	506,706
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	550,000	554,125

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	$500,000	$513,503
		2,696,878
Refining — 0.1%
Phillips 66 1.95% due 3/5/2015	300,000	303,496
		303,496
REITs — 1.5%
ARC Properties Operating Partnership LP 2.00% due 2/6/2017(3)	1,500,000	1,500,444
BioMed Realty LP 3.85% due 4/15/2016	300,000	315,610
ProLogis LP 5.625% due 11/15/2015	400,000	429,388
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	560,000	620,941
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	500,000	541,776
WEA Finance LLC 5.75% due 9/2/2015(3)	400,000	426,604
		3,834,763
Retailers — 0.3%
CVS Caremark Corp. Sr. Nt. 1.20% due 12/5/2016	750,000	754,338
		754,338
Supermarkets — 0.1%
Tesco PLC Sr. Nt. 2.00% due 12/5/2014(3)	200,000	201,757
		201,757
Technology — 0.7%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015	350,000	373,791
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	800,000	812,628
NXP B.V. 3.50% due 9/15/2016(3)	600,000	615,000
		1,801,419
Transportation Services — 0.3%
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2015(3)	300,000	303,618
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	500,000	522,891
		826,509
Wireless — 0.6%
America Movil S.A.B. de C.V. 3.625% due 3/30/2015	800,000	822,400
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	690,000	744,122
		1,566,522

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Wirelines — 0.6%
British Telecommunications PLC Sr. Nt. 2.00% due 6/22/2015	$300,000	$304,606
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	1,200,000	1,242,564
		1,547,170
Total Corporate Bonds (Cost $79,684,526)		80,613,881

	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA 2.44% due 8/1/2046(2)	19,203	20,224
Total Hybrid ARMS (Cost $19,364)		20,224

	Principal Amount	Value
Mortgage-Backed Securities — 0.0%
FHLMC 7.00% due 9/1/2038	16,082	18,217
Total Mortgage-Backed Securities (Cost $16,664)		18,217

	Principal Amount	Value
Municipal Bonds — 0.2%
Illinois St. G.O. 4.511% due 3/1/2015	600,000	620,496
Total Municipal Bonds (Cost $610,507)		620,496

	Principal Amount	Value
U.S. Agencies — 0.2%
FHLMC 2.00% due 8/25/2016	600,000	619,480
Total U.S. Agencies (Cost $611,659)		619,480

	Principal Amount	Value
U.S. Government Securities — 11.9%
U.S. Treasury Notes 0.25% due 7/31/2015	4,105,000	4,108,686
0.375% due 6/15/2015 - 3/31/2016	9,590,000	9,601,504
0.625% due 12/15/2016	615,000	612,646
0.75% due 1/15/2017 - 3/15/2017	11,280,000	11,251,783
1.00% due 3/31/2017	4,100,000	4,110,250
Total U.S. Government Securities (Cost $29,707,738)		29,684,869

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $7,932,000, due 4/1/2014(5)	$7,932,000	$7,932,000
Total Repurchase Agreements (Cost $7,932,000)		7,932,000
Total Investments — 101.0% (Cost $252,082,008)		251,754,934
Other Liabilities, Net — (1.0)%		(2,613,515)
Total Net Assets — 100.0%		$249,141,419

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2014.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $37,022,081, representing 14.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Fair valued security.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	5/31/2018	$8,091,775

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$29,413,526	$—	$29,413,526
Collateralized Mortgage Obligations	—	32,499,993	—	32,499,993
Senior Secured Loans	—	20,086,356	—	20,086,356
Commercial Mortgage-Backed Securities	—	50,245,892	—	50,245,892
Corporate Bonds	—	80,613,881	—	80,613,881
Hybrid ARMS	—	20,224	—	20,224
Mortgage-Backed Securities	—	18,217	—	18,217
Municipal Bonds	—	620,496	—	620,496
U.S. Agencies	—	619,480	—	619,480
U.S. Government Securities	—	29,684,869	—	29,684,869
Repurchase Agreements	—	7,932,000	—	7,932,000

Total	$—	$251,754,934	$—	$251,754,934

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans — 2.9%
Insurance P&C — 0.5%
Asurion LLC New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	$250,000	$257,812
		257,812
Media Noncable — 1.0%
Univision Communications, Inc. Term Loan C3 4.00% due 3/2/2020(1)	495,000	494,030
		494,030
Oil Field Services — 1.4%
Stallion Oilfield Holdings, Inc. Term Loan B 8.00% due 6/19/2018(1)	727,190	742,643
		742,643
Total Senior Secured Loans (Cost $1,462,357)		1,494,485

	Principal Amount	Value
Corporate Bonds — 93.0%
Aerospace & Defense — 0.3%
Bombardier, Inc. Sr. Nt. 4.75% due 4/15/2019(2)	170,000	170,000
		170,000
Airlines — 0.4%
Air Canada Sr. Sec. Nt. 6.75% due 10/1/2019(2)	200,000	215,500
		215,500
Automotive — 1.9%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019(3)	70,000	80,850
Dana Holding Corp. Sr. Nt. 5.375% due 9/15/2021(3)	400,000	416,000
Schaeffler Finance B.V. Sr. Sec. Nt. 4.75% due 5/15/2021(2)	330,000	337,425
7.75% due 2/15/2017(2)	130,000	147,550
		981,825
Banking — 0.8%
Royal Bank of Scotland Group PLC Jr. Sub. Nt. 7.648% due 9/30/2031(1)(4)	200,000	215,000
9.118% due 8/20/2014(4)	200,000	201,000
		416,000
Chemicals — 1.0%
Axalta Coating Systems U.S. Holdings, Inc. 7.375% due 5/1/2021(2)(3)	250,000	271,875
Hexion U.S. Finance Corp. Sr. Sec. Nt. 6.625% due 4/15/2020	225,000	232,875
		504,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Construction Machinery — 3.1%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(2)	$400,000	$435,000
Terex Corp. 6.00% due 5/15/2021(3)	300,000	321,000
The Manitowoc Co., Inc. 5.875% due 10/15/2022(3)	250,000	266,250
United Rentals North America, Inc. 6.125% due 6/15/2023	350,000	371,000
7.625% due 4/15/2022	150,000	168,188
		1,561,438
Consumer Cyclical Services — 1.1%
The ADT Corp. Sr. Nt. 6.25% due 10/15/2021(2)	350,000	359,625
The Geo Group, Inc. 6.625% due 2/15/2021	200,000	214,500
		574,125
Consumer Products — 0.7%
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019(2)(5)	330,000	341,138
		341,138
Diversified Manufacturing — 1.3%
Amsted Industries, Inc. 5.00% due 3/15/2022(2)	670,000	673,350
		673,350
Electric — 2.8%
AES Corp. Sr. Nt. 5.50% due 3/15/2024	330,000	327,525
7.375% due 7/1/2021	320,000	364,800
8.00% due 6/1/2020	260,000	306,800
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	250,000	253,750
7.50% due 2/15/2021(2)	160,000	174,800
		1,427,675
Entertainment — 1.2%
Live Nation Entertainment, Inc. 7.00% due 9/1/2020(2)	200,000	218,750
WMG Acquisition Corp. Sr. Sec. Nt. 5.625% due 4/15/2022(2)	130,000	131,950
6.75% due 4/15/2022(2)	250,000	251,563
		602,263
Financial - Other — 0.6%
Icahn Enterprises LP 5.875% due 2/1/2022(2)(3)	300,000	304,500
		304,500
Gaming — 1.9%
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)	250,000	255,000
MGM Resorts International 6.625% due 12/15/2021	200,000	220,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Penn National Gaming, Inc. Sr. Nt. 5.875% due 11/1/2021(2)	$300,000	$294,750
PNK Finance Corp. 6.375% due 8/1/2021(2)	170,000	176,800
		946,550
Government Related — 1.1%
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(2)	525,000	564,375
		564,375
Healthcare — 6.2%
Amsurg Corp. 5.625% due 11/30/2020	400,000	416,000
DaVita HealthCare Partners, Inc. 5.75% due 8/15/2022	200,000	212,750
HCA, Inc. Sr. Sec. Nt. 3.75% due 3/15/2019	420,000	421,575
5.00% due 3/15/2024	330,000	330,619
7.875% due 2/15/2020	200,000	212,900
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(2)	320,000	359,200
Kindred Healthcare, Inc. 6.375% due 4/15/2022(2)	170,000	170,425
Select Medical Corp. 6.375% due 6/1/2021	200,000	203,000
Teleflex, Inc. 6.875% due 6/1/2019	170,000	181,262
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	400,000	447,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	170,000	181,900
		3,136,631
Home Construction — 4.1%
Lennar Corp. 4.50% due 6/15/2019	270,000	274,725
Meritage Homes Corp. 7.15% due 4/15/2020	150,000	167,250
Taylor Morrison Communities, Inc. 5.25% due 4/15/2021(2)	200,000	202,000
5.625% due 3/1/2024(2)	150,000	148,125
7.75% due 4/15/2020(2)	196,000	216,090
WCI Communities, Inc. 6.875% due 8/15/2021(2)(3)	500,000	518,750
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023	350,000	348,250
Woodside Homes Co. LLC Sr. Nt. 6.75% due 12/15/2021(2)(3)	200,000	203,500
		2,078,690
Independent Energy — 12.7%
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	180,000	192,150
BreitBurn Energy Partners LP 7.875% due 4/15/2022	340,000	368,050
Chesapeake Energy Corp. 5.75% due 3/15/2023(3)	500,000	529,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	$320,000	$340,000
Eagle Rock Energy Partners LP 8.375% due 6/1/2019	360,000	390,600
EV Energy Partners LP 8.00% due 4/15/2019	360,000	372,600
Halcon Resources Corp. 9.75% due 7/15/2020	330,000	355,575
Jones Energy Holdings LLC Sr. Nt. 6.75% due 4/1/2022(2)	250,000	254,687
Laredo Petroleum, Inc. 5.625% due 1/15/2022(2)	400,000	405,000
Linn Energy LLC 7.25% due 11/1/2019(2)	300,000	312,750
Memorial Production Partners LP 7.625% due 5/1/2021	400,000	422,000
Midstates Petroleum Co., Inc. 9.25% due 6/1/2021	300,000	313,500
Northern Blizzard Resources, Inc. 7.25% due 2/1/2022(2)	400,000	412,000
Penn Virginia Corp. 8.50% due 5/1/2020	300,000	333,750
RKI Exploration & Production LLC 8.50% due 8/1/2021(2)	400,000	432,000
Rosetta Resources, Inc. 5.625% due 5/1/2021	100,000	102,250
5.875% due 6/1/2022	300,000	306,750
Samson Investment Co. 10.75% due 2/15/2020(2)(3)	400,000	436,000
SandRidge Energy, Inc. 7.50% due 3/15/2021	200,000	213,500
		6,492,537
Industrial - Other — 0.8%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)	400,000	426,000
		426,000
Insurance - Life — 1.3%
American Equity Investment Life Holding Co. 6.625% due 7/15/2021	300,000	319,875
CNO Financial Group, Inc. Sr. Sec. Nt. 6.375% due 10/1/2020(2)	300,000	319,500
		639,375
Insurance P&C — 0.7%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	250,000	267,500
Hockey Merger Sub 2, Inc. Sr. Nt. 7.875% due 10/1/2021(2)	100,000	106,750
		374,250
Lodging — 1.3%
NCL Corp. Ltd. 5.00% due 2/15/2018	330,000	342,375
Royal Caribbean Cruises Ltd. Sr. Nt. 5.25% due 11/15/2022	330,000	338,250
		680,625

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Media Cable — 3.0%
Block Communications, Inc. Sr. Nt. 7.25% due 2/1/2020(2)	$500,000	$532,500
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	260,000	265,200
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)	470,000	491,150
Mediacom LLC Sr. Nt. 9.125% due 8/15/2019	220,000	235,400
		1,524,250
Media Noncable — 3.9%
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	240,000	263,400
7.625% due 6/15/2021	300,000	338,250
Intelsat Luxembourg S.A. 8.125% due 6/1/2023(2)	300,000	318,000
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024(2)(3)	420,000	434,700
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)	407,000	450,244
6.875% due 5/15/2019(2)	190,000	204,250
		2,008,844
Metals And Mining — 2.2%
Commercial Metals Co. Sr. Nt. 4.875% due 5/15/2023	400,000	384,000
FMG Resources August 2006 Pty. Ltd. 6.875% due 4/1/2022(2)	300,000	323,250
TMS International Corp. 7.625% due 10/15/2021(2)	400,000	429,000
		1,136,250
Non Captive Diversified — 4.0%
AerCap Aviation Solutions B.V. 6.375% due 5/30/2017	300,000	327,000
Aircastle Ltd. Sr. Nt. 5.125% due 3/15/2021	370,000	370,462
CIT Group, Inc. Sr. Nt. 5.00% due 8/1/2023	150,000	153,375
5.25% due 3/15/2018	270,000	290,250
5.50% due 2/15/2019(2)	150,000	161,625
Fly Leasing Ltd. 6.75% due 12/15/2020	300,000	313,500
Intrepid Aviation Group Holdings LLC Sr. Nt. 6.875% due 2/15/2019(2)	400,000	414,000
		2,030,212
Oil Field Services — 2.3%
Exterran Partners LP 6.00% due 4/1/2021	530,000	527,350
Ocean Rig UDW, Inc. Sr. Nt. 7.25% due 4/1/2019(2)	375,000	374,531

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	$250,000	$254,375
		1,156,256
Packaging — 1.4%
Beverage Packaging Holdings Luxembourg II S.A. 6.00% due 6/15/2017(2)	400,000	414,000
Plastipak Holdings, Inc. Sr. Nt. 6.50% due 10/1/2021(2)	300,000	314,625
		728,625
Pharmaceuticals — 2.3%
Capsugel S.A. Sr. Nt. 7.00% due 5/15/2019(2)(5)	400,000	412,000
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(2)	370,000	381,100
Par Pharmaceutical Cos., Inc. 7.375% due 10/15/2020	330,000	357,225
		1,150,325
Pipelines — 8.7%
Access Midstream Partners LP 4.875% due 3/15/2024	670,000	668,325
Atlas Pipeline Partners LP 5.875% due 8/1/2023	400,000	395,000
Crestwood Midstream Partners LP 6.00% due 12/15/2020	330,000	345,675
Energy Transfer Equity LP Sr. Sec. Nt. 5.875% due 1/15/2024	250,000	255,625
Gibson Energy, Inc. Sr. Nt. 6.75% due 7/15/2021(2)	250,000	268,125
MarkWest Energy Partners LP 6.50% due 8/15/2021	260,000	280,800
Martin Midstream Partners LP 7.25% due 2/15/2021	200,000	209,750
Sr. Nt. 7.25% due 2/15/2021(2)	225,000	235,969
8.875% due 4/1/2018	200,000	208,876
NGL Energy Partners LP 6.875% due 10/15/2021(2)	300,000	312,000
Niska Gas Storage Canada ULC 6.50% due 4/1/2019(2)	350,000	344,750
Regency Energy Partners LP 6.50% due 7/15/2021	280,000	300,300
Targa Resources Partners LP 6.875% due 2/1/2021	150,000	160,875
Tesoro Logistics LP 5.875% due 10/1/2020(2)	250,000	261,250
6.125% due 10/15/2021	170,000	180,200
		4,427,520
Refining — 1.9%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021(2)	170,000	171,275
7.625% due 1/15/2022	400,000	424,000
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020	330,000	353,100
		948,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
REITs — 0.5%
Sabra Health Care LP 5.50% due 2/1/2021	$250,000	$261,250
		261,250
Retailers — 5.9%
99 Cents Only Stores 11.00% due 12/15/2019	500,000	568,750
Burlington Coat Factory Warehouse Corp. 10.00% due 2/15/2019	200,000	223,250
Chinos Intermediate Holdings A, Inc. Sr. Nt. 7.75% due 5/1/2019(2)(5)	400,000	413,000
CST Brands, Inc. 5.00% due 5/1/2023	430,000	422,475
DBP Holding Corp. 7.75% due 10/15/2020(2)	360,000	345,600
Neiman Marcus Group Ltd. LLC 8.00% due 10/15/2021(2)	300,000	329,625
8.75% due 10/15/2021(2)(5)	400,000	442,000
The Pantry, Inc. 8.375% due 8/1/2020	250,000	270,000
		3,014,700
Supermarkets — 1.0%
BI-LO LLC Sr. Nt. 8.625% due 9/15/2018(2)(5)	300,000	310,875
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017	200,000	218,500
		529,375
Technology — 5.7%
Amkor Technology, Inc. 7.375% due 5/1/2018	250,000	260,625
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	420,000	389,550
CDW LLC 8.50% due 4/1/2019	600,000	657,000
Equinix, Inc. Sr. Nt. 4.875% due 4/1/2020	180,000	184,050
First Data Corp. Sec. Nt. 8.75% due 1/15/2022(2)(5)	206,000	225,055
12.625% due 1/15/2021	350,000	416,500
Freescale Semiconductor, Inc. Sr. Sec. Nt. 6.00% due 1/15/2022(2)	400,000	424,500
Micron Technology, Inc. Sr. Nt. 5.875% due 2/15/2022(2)	170,000	178,075
NXP B.V. 5.75% due 3/15/2023(2)	170,000	178,500
		2,913,855
Wireless — 4.9%
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(2)	300,000	320,250
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(2)	360,000	374,400

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Sprint Communications, Inc. Sr. Nt. 6.00% due 11/15/2022	$350,000	$356,563
7.00% due 3/1/2020(2)	100,000	115,250
9.00% due 11/15/2018(2)	325,000	397,312
Sprint Corp. 7.875% due 9/15/2023(2)	300,000	330,000
T-Mobile U.S.A., Inc. 6.25% due 4/1/2021	80,000	84,600
6.50% due 1/15/2024	400,000	419,000
6.633% due 4/28/2021	100,000	107,500
		2,504,875
Total Corporate Bonds (Cost $45,277,701)		47,446,309

	Shares	Value
Preferred Stocks — 0.5%
Banking — 0.5%
Regions Financial Corp.	10,000	241,100
		241,100
Total Preferred Stocks (Cost $250,000)		241,100

	Principal Amount	Value
Repurchase Agreements — 3.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $1,579,000, due 4/1/2014(6)	$1,579,000	1,579,000
Total Repurchase Agreements (Cost $1,579,000)		1,579,000
Total Investments — 99.5% (Cost $48,569,058)		50,760,894
Other Assets, Net — 0.5%		256,596
Total Net Assets — 100.0%		$51,017,490

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2014.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2014, the aggregate market value of these securities amounted to $22,790,314, representing 44.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$1,613,548

The table below presents futures contracts as of March 31, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	16	6/19/2014	$1,976	$23,569
5 YR U.S. Treasury Note	Goldman Sachs & Co.	12	6/30/2014	1,427	13,176

Total					$36,745

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$1,494,485	$—	$1,494,485
Corporate Bonds	—	47,446,309	—	47,446,309
Preferred Stocks	241,100	—	—	241,100
Repurchase Agreements	—	1,579,000	—	1,579,000
Other Financial Instruments:
Financial Futures Contracts	36,745	—	—	36,745

Total	$277,845	$50,519,794	$—	$50,797,639

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Commercial Paper — 53.9%
Aerospace & Defense — 2.2%
Precision Castparts Corp.
0.10% due 5/19/2014(1)	$2,500,000	$2,499,667
		2,499,667
Chemicals — 1.8%
Air Products & Chemicals, Inc.
0.09% due 4/4/2014(1)	2,000,000	1,999,985
		1,999,985
Computers — 2.3%
International Business Machines Corp.
0.06% due 4/25/2014(1)	2,500,000	2,499,900
		2,499,900
Diversified Manufacturing — 4.5%
Illinois Tool Works, Inc.
0.07% due 4/17/2014(1)	2,500,000	2,499,922
Parker-Hannifin Corp.
0.06% due 4/9/2014(1)	1,000,000	999,987
0.07% due 4/30/2014(1)	1,500,000	1,499,915
		4,999,824
Electric — 2.2%
Emerson Electric Co.
0.11% due 7/7/2014(1)	2,500,000	2,499,259
		2,499,259
Food And Beverage — 6.7%
Anheuser-Busch InBev Worldwide, Inc.
0.06% due 5/6/2014(1)	2,500,000	2,499,854
PepsiCo, Inc.
0.06% due 5/13/2014(1)	2,500,000	2,499,825
The Coca-Cola Co.
0.14% due 7/31/2014(1)	2,500,000	2,498,824
		7,498,503
Household Products - Wares — 4.9%
Kimberly-Clark Worldwide, Inc.
0.05% due 4/7/2014(1)	2,500,000	2,499,979
Procter & Gamble Co.
0.08% due 5/29/2014(1)	2,000,000	1,999,742
Proctor Gamble & Co.
0.09% due 4/28/2014(1)	1,000,000	999,933
		5,499,654
Insurance - Life — 2.3%
The Travelers Companies, Inc.
0.04% due 4/3/2014(1)	2,500,000	2,499,994
		2,499,994
Oil & Gas Services — 6.7%
Baker Hughes, Inc.
0.07% due 4/4/2014(1)	2,500,000	2,499,986
Exxon Mobil Corp.
0.04% due 4/1/2014	2,500,000	2,500,000
Schlumberger Ltd.
0.07% due 4/30/2014(1)	2,500,000	2,499,859
		7,499,845

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

March 31, 2014 (unaudited)	Principal Amount	Value
Oil - Integrated — 2.3%
Chevron Corp.
0.07% due 4/8/2014(1)	$2,500,000	$2,499,966
		2,499,966
Personal Products — 2.3%
L’Oreal U.S.A., Inc.
0.06% due 4/29/2014(1)	2,500,000	2,499,883
		2,499,883
Pharmaceuticals — 9.0%
Johnson & Johnson
0.05% due 4/21/2014(1)	2,500,000	2,499,931
Merck & Co., Inc.
0.06% due 4/28/2014(1)	2,500,000	2,499,887
Pfizer, Inc.
0.07% due 5/29/2014(1)	2,500,000	2,499,718
Roche Holdings, Inc.
0.05% due 4/4/2014(1)	2,500,000	2,499,990
		9,999,526
Retailers — 2.2%
Wal-Mart Stores, Inc.
0.06% due 5/12/2014(1)	2,500,000	2,499,829
		2,499,829
Transportation — 2.3%
United Parcel Service, Inc.
0.01% due 4/2/2014(1)	2,500,000	2,499,999
		2,499,999
Utilities - Electric & Water — 2.2%
Natural Rural Utilities Cooperative Finance Corp.
0.09% due 5/8/2014	2,500,000	2,499,769
		2,499,769
Total Commercial Paper (Cost $59,995,603)		59,995,603

	Principal Amount	Value
U.S. Government Securities — 11.2%
U.S. Treasury Bills
0.064% due 9/18/2014	2,500,000	2,499,244
0.066% due 7/24/2014	2,500,000	2,499,477
0.067% due 10/16/2014	2,500,000	2,499,086
0.078% due 10/16/2014	2,500,000	2,498,928
0.088% due 5/1/2014	2,500,000	2,499,817
Total U.S. Government Securities (Cost $12,496,552)		12,496,552

	Principal Amount	Value
Repurchase Agreements — 35.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $39,331,000, due 4/1/2014(2)	39,331,000	39,331,000
Total Repurchase Agreements (Cost $39,331,000)		39,331,000
Total Investments — 100.4% (Cost $111,823,155)		111,823,155
Other Liabilities, Net — (0.4)%		(433,401)
Total Net Assets — 100.0%		$111,389,754

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2014, the aggregate market value of these securities amounted to $54,995,834, representing 49.4% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	The table below presents collateral for repurchase agreements.

Security (unaudited)	Coupon	Maturity Date	Value
FHLMC	2.07%	11/7/2022	$40,119,600

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$59,995,603	$—	$59,995,603
U.S. Government Securities	—	12,496,552	—	12,496,552
Repurchase Agreements	—	39,331,000	—	39,331,000

Total	$—	$111,823,155	$—	$111,823,155

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Common Stocks — 97.5%
Advertising Agencies — 0.2%
Nielsen Holdings N.V.	1,952	$87,118
Omnicom Group, Inc.	1,985	144,111
The Interpublic Group of Companies, Inc.	3,210	55,019
		286,248
Aerospace — 2.1%
General Dynamics Corp.	2,580	281,014
L-3 Communications Holdings, Inc.	700	82,705
Lockheed Martin Corp.	2,075	338,723
Northrop Grumman Corp.	1,712	211,227
Raytheon Co.	2,464	243,418
Rockwell Collins, Inc.	1,042	83,016
Textron, Inc.	2,168	85,181
The Boeing Co.	5,331	668,987
United Technologies Corp.	6,510	760,628
		2,754,899
Air Transport — 0.5%
Delta Air Lines, Inc.	6,598	228,621
FedEx Corp.	2,296	304,358
Southwest Airlines Co.	5,373	126,856
		659,835
Aluminum — 0.1%
Alcoa, Inc.	8,248	106,152
		106,152
Asset Management & Custodian — 0.9%
BlackRock, Inc.	980	308,190
Franklin Resources, Inc.	3,114	168,717
Invesco Ltd.	3,419	126,503
Legg Mason, Inc.	838	41,096
Northern Trust Corp.	1,733	113,615
State Street Corp.	3,386	235,496
T. Rowe Price Group, Inc.	2,012	165,688
		1,159,305
Auto Parts — 0.5%
BorgWarner, Inc.	1,755	107,880
Delphi Automotive PLC	2,160	146,578
Genuine Parts Co.	1,191	103,438
Johnson Controls, Inc.	5,282	249,944
		607,840
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.	1,904	49,752
		49,752
Automobiles — 0.6%
Ford Motor Co.	30,416	474,489
General Motors Co.	8,783	302,311
		776,800
Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	4,903	390,867
Automatic Data Processing, Inc.	3,713	286,866
Iron Mountain, Inc.	1,313	36,200
Paychex, Inc.	2,507	106,798
Robert Half International, Inc.	1,069	44,845
		865,576
Banks: Diversified — 4.0%
Bank of America Corp.(1)	82,246	1,414,631
BB&T Corp.	5,436	218,364
Comerica, Inc.	1,411	73,090

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Fifth Third Bancorp	6,808	$156,244
Huntington Bancshares, Inc.	6,405	63,858
KeyCorp	6,915	98,470
M&T Bank Corp.	1,005	121,906
Regions Financial Corp.	10,623	118,022
SunTrust Banks, Inc.	4,128	164,253
The PNC Financial Services Group, Inc.	4,104	357,048
U.S. Bancorp	14,083	603,597
Wells Fargo & Co.	36,963	1,838,540
Zions Bancorporation	1,424	44,115
		5,272,138
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,668	36,057
People’s United Financial, Inc.	2,451	36,446
		72,503
Beverage: Brewers & Distillers — 0.3%
Beam, Inc.	1,258	104,791
Brown-Forman Corp., Class B	1,250	112,113
Constellation Brands, Inc., Class A(2)	1,285	109,187
Molson Coors Brewing Co., Class B	1,220	71,809
		397,900
Beverage: Soft Drinks — 1.8%
Coca-Cola Enterprises, Inc.	1,862	88,929
Dr. Pepper Snapple Group, Inc.	1,548	84,304
Monster Beverage Corp.(2)	1,048	72,784
PepsiCo, Inc.	11,826	987,471
The Coca-Cola Co.	29,284	1,132,119
		2,365,607
Biotechnology — 2.3%
AbbVie, Inc.	12,267	630,524
Alexion Pharmaceuticals, Inc.(2)	1,512	230,021
Amgen, Inc.	5,815	717,222
Baxter International, Inc.	4,185	307,932
Biogen Idec, Inc.(2)	1,822	557,295
Celgene Corp.(2)	3,178	443,649
Regeneron Pharmaceuticals, Inc.(2)	612	183,771
		3,070,414
Building Materials — 0.1%
Masco Corp.	2,753	61,144
Vulcan Materials Co.	1,003	66,649
		127,793
Building: Climate Control — 0.1%
Ingersoll-Rand PLC	2,066	118,258
		118,258
Cable Television Services — 1.3%
Cablevision Systems Corp., Class A	1,651	27,853
Comcast Corp., Class A	20,095	1,005,152
DIRECTV(2)	3,769	288,027
Scripps Networks Interactive, Inc., Class A	845	64,144
Time Warner Cable, Inc.	2,174	298,229
		1,683,405
Casinos & Gambling — 0.0%
International Game Technology	1,920	26,995
		26,995
Chemicals: Diversified — 1.1%
Airgas, Inc.	528	56,238
E.I. du Pont de Nemours & Co.	7,142	479,228
Eastman Chemical Co.	1,187	102,331

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Ecolab, Inc.	2,091	$225,807
FMC Corp.	1,028	78,704
Sigma-Aldrich Corp.	923	86,190
The Dow Chemical Co.	9,353	454,462
		1,482,960
Chemicals: Specialty — 0.6%
Air Products & Chemicals, Inc.	1,630	194,035
International Flavors & Fragrances, Inc.	644	61,611
LyondellBasell Industries N.V., Class A	3,369	299,639
Praxair, Inc.	2,270	297,302
		852,587
Coal — 0.1%
CONSOL Energy, Inc.	1,766	70,552
Peabody Energy Corp.	2,081	34,003
		104,555
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	416	33,247
		33,247
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,731	184,179
		184,179
Communications Technology — 1.6%
Cisco Systems, Inc.	41,228	923,920
Harris Corp.	844	61,747
Juniper Networks, Inc.(2)	3,895	100,335
QUALCOMM, Inc.	13,028	1,027,388
		2,113,390
Computer Services, Software & Systems — 6.5%
Adobe Systems, Inc.(2)	3,585	235,678
Akamai Technologies, Inc.(2)	1,381	80,388
Autodesk, Inc.(2)	1,740	85,573
CA, Inc.	2,506	77,611
Citrix Systems, Inc.(2)	1,438	82,584
Cognizant Technology Solutions Corp., Class A(2)	4,666	236,146
Computer Sciences Corp.	1,136	69,092
F5 Networks, Inc.(2)	613	65,364
Facebook, Inc., Class A(2)	12,683	764,024
Google, Inc., Class A(2)	2,164	2,411,800
Intuit, Inc.	2,197	170,773
Microsoft Corp.(1)	58,578	2,401,112
Oracle Corp.	27,060	1,107,025
Red Hat, Inc.(2)	1,462	77,457
Salesforce.com, Inc.(2)	4,278	244,231
Symantec Corp.	5,368	107,199
Teradata Corp.(2)	1,260	61,979
VeriSign, Inc.(2)	994	53,587
Yahoo!, Inc.(2)	7,275	261,172
		8,592,795
Computer Technology — 5.1%
Apple, Inc.(1)	6,938	3,723,902
EMC Corp.	15,868	434,942
Hewlett-Packard Co.	14,820	479,575
International Business Machines Corp.(1)	7,871	1,515,089
NetApp, Inc.	2,629	97,010
SanDisk Corp.	1,742	141,433
Seagate Technology PLC	2,515	141,242
Western Digital Corp.	1,624	149,116
		6,682,309

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Consumer Electronics — 0.1%
Garmin Ltd.	949	$52,442
Harman International Industries, Inc.	534	56,817
		109,259
Consumer Lending — 0.1%
SLM Corp.	3,364	82,351
		82,351
Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(2)	8,985	496,331
H & R Block, Inc.	2,108	63,641
		559,972
Containers & Packaging — 0.2%
Ball Corp.	1,116	61,168
Bemis Co., Inc.	813	31,902
MeadWestvaco Corp.	1,372	51,642
Owens-Illinois, Inc.(2)	1,273	43,066
Sealed Air Corp.	1,513	49,732
		237,510
Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	8,006	264,758
		264,758
Cosmetics — 0.1%
Avon Products, Inc.	3,345	48,971
The Estee Lauder Companies, Inc., Class A	1,975	132,088
		181,059
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	1,501	165,215
Capital One Financial Corp.	4,446	343,053
Citigroup, Inc.	23,388	1,113,269
JPMorgan Chase & Co.(1)	28,987	1,759,801
Leucadia National Corp.	2,418	67,704
Morgan Stanley	10,684	333,020
The Bank of New York Mellon Corp.	8,857	312,564
The Goldman Sachs Group, Inc.	3,251	532,676
		4,627,302
Diversified Manufacturing Operations — 3.2%
3M Co.	4,932	669,075
Danaher Corp.	4,624	346,800
Dover Corp.	1,314	107,420
Eaton Corp. PLC	3,659	274,864
General Electric Co.(1)	78,015	2,019,808
Honeywell International, Inc.	6,051	561,291
Illinois Tool Works, Inc.	3,149	256,108
		4,235,366
Diversified Media — 0.9%
Discovery Communications, Inc., Class A(2)	1,741	143,981
News Corp., Class A(2)	3,839	66,108
Time Warner, Inc.	6,977	455,807
Twenty-First Century Fox, Inc., Class A	15,132	483,770
		1,149,666
Diversified Retail — 2.4%
Amazon.com, Inc.(2)	2,859	962,111
Costco Wholesale Corp.	3,370	376,361
Dollar General Corp.(2)	2,272	126,050
Dollar Tree, Inc.(2)	1,605	83,749
Family Dollar Stores, Inc.	765	44,378
Kohl’s Corp.	1,553	88,210

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Macy’s, Inc.	2,842	$168,502
Nordstrom, Inc.	1,104	68,945
Target Corp.	4,874	294,926
Wal-Mart Stores, Inc.	12,476	953,541
		3,166,773
Drug & Grocery Store Chains — 1.1%
CVS Caremark Corp.	9,178	687,065
Safeway, Inc.	1,904	70,334
The Kroger Co.	4,013	175,167
Walgreen Co.	6,716	443,457
Whole Foods Market, Inc.	2,870	145,538
		1,521,561
Electronic Components — 0.4%
Amphenol Corp., Class A	1,221	111,905
Corning, Inc.	11,160	232,351
TE Connectivity Ltd.	3,165	190,565
		534,821
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(2)	2,384	69,160
		69,160
Energy Equipment — 0.0%
First Solar, Inc.(2)	555	38,733
		38,733
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,260	97,940
Jacobs Engineering Group, Inc.(2)	1,016	64,516
Quanta Services, Inc.(2)	1,665	61,438
		223,894
Entertainment — 1.0%
The Walt Disney Co.	12,602	1,009,042
Viacom, Inc., Class B	3,130	266,019
		1,275,061
Environmental, Maintenance, And Security Services — 0.1%
Cintas Corp.	795	47,390
Stericycle, Inc.(2)	677	76,921
		124,311
Fertilizers — 0.5%
CF Industries Holdings, Inc.	460	119,895
Monsanto Co.	4,055	461,337
The Mosaic Co.	2,628	131,400
		712,632
Financial Data & Systems — 2.2%
Alliance Data Systems Corp.(2)	384	104,621
American Express Co.	7,105	639,663
Discover Financial Services	3,694	214,954
Equifax, Inc.	939	63,880
Fidelity National Information Services, Inc.	2,245	119,995
Fiserv, Inc.(2)	1,989	112,757
MasterCard, Inc., Class A	7,983	596,330
Moody’s Corp.	1,460	115,807
The Dun & Bradstreet Corp.	302	30,004
The Western Union Co.	4,259	69,677
Total System Services, Inc.	1,288	39,168
Visa, Inc., Class A	3,927	847,682
		2,954,538
Foods — 1.5%
Campbell Soup Co.	1,385	62,159

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
ConAgra Foods, Inc.	3,254	$100,972
General Mills, Inc.	4,891	253,452
Hormel Foods Corp.	1,038	51,142
Kellogg Co.	1,983	124,354
Kraft Foods Group, Inc.	4,595	257,780
McCormick & Co., Inc.	1,019	73,103
Mead Johnson Nutrition Co.	1,558	129,532
Mondelez International, Inc., Class A	13,524	467,254
Sysco Corp.	4,485	162,043
The Hershey Co.	1,156	120,686
The JM Smucker Co.	830	80,709
Tyson Foods, Inc., Class A	2,095	92,201
		1,975,387
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	5,074	220,161
		220,161
Gas Pipeline — 0.4%
EQT Corp.	1,163	112,776
Kinder Morgan, Inc.	5,192	168,688
Spectra Energy Corp.	5,167	190,869
		472,333
Gold — 0.1%
Newmont Mining Corp.	3,840	90,010
		90,010
Health Care Facilities — 0.1%
DaVita HealthCare Partners, Inc.(2)	1,362	93,774
Tenet Healthcare Corp.(2)	784	33,563
		127,337
Health Care Management Services — 1.0%
Aetna, Inc.	2,834	212,465
CIGNA Corp.	2,132	178,512
Humana, Inc.	1,203	135,602
UnitedHealth Group, Inc.	7,764	636,571
WellPoint, Inc.	2,278	226,775
		1,389,925
Health Care Services — 0.7%
Cerner Corp.(2)	2,277	128,081
Express Scripts Holding Co.(2)	6,214	466,610
McKesson Corp.	1,772	312,882
		907,573
Home Building — 0.1%
D.R. Horton, Inc.	2,192	47,457
Lennar Corp., Class A	1,355	53,685
PulteGroup, Inc.	2,659	51,026
		152,168
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,733	97,083
Starwood Hotels & Resorts Worldwide, Inc.	1,477	117,569
Wyndham Worldwide Corp.	1,005	73,596
Wynn Resorts Ltd.	640	142,176
		430,424
Household Appliances — 0.1%
Whirlpool Corp.	620	92,665
		92,665

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	2,215	$66,229
		66,229
Household Furnishings — 0.1%
Leggett & Platt, Inc.	1,089	35,545
Mohawk Industries, Inc.(2)	481	65,406
		100,951
Insurance: Life — 0.6%
Aflac, Inc.	3,594	226,566
Lincoln National Corp.	2,023	102,505
Principal Financial Group, Inc.	2,111	97,085
Prudential Financial, Inc.	3,571	302,285
Torchmark Corp.	714	56,192
Unum Group	2,014	71,114
		855,747
Insurance: Multi-Line — 2.6%
American International Group, Inc.	11,354	567,813
Aon PLC	2,322	195,698
Assurant, Inc.	574	37,287
Berkshire Hathaway, Inc., Class B(2)	13,880	1,734,584
Genworth Financial, Inc., Class A(2)	3,812	67,587
Loews Corp.	2,359	103,914
Marsh & McLennan Companies, Inc.	4,232	208,638
MetLife, Inc.	8,645	456,456
The Hartford Financial Services Group, Inc.	3,448	121,611
		3,493,588
Insurance: Property-Casualty — 0.8%
ACE Ltd.	2,623	259,834
Cincinnati Financial Corp.	1,137	55,326
The Allstate Corp.	3,508	198,483
The Chubb Corp.	1,942	173,421
The Progressive Corp.	4,257	103,105
The Travelers Companies, Inc.	2,808	238,961
XL Group PLC	2,181	68,156
		1,097,286
Leisure Time — 0.6%
Carnival Corp.	3,378	127,891
Expedia, Inc.	813	58,943
Priceline.com, Inc.(2)	397	473,180
TripAdvisor, Inc.(2)	855	77,454
		737,468
Luxury Items — 0.1%
Fossil Group, Inc.(2)	388	45,245
Tiffany & Co.	850	73,227
		118,472
Machinery: Agricultural — 0.2%
Deere & Co.	2,953	268,132
		268,132
Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	4,907	487,609
		487,609
Machinery: Engines — 0.2%
Cummins, Inc.	1,344	200,243
		200,243

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Machinery: Industrial — 0.0%
Joy Global, Inc.	839	$48,662
		48,662
Machinery: Tools — 0.1%
Snap-on, Inc.	459	52,088
Stanley Black & Decker, Inc.	1,197	97,244
		149,332
Medical & Dental Instruments & Supplies — 0.8%
Becton, Dickinson and Co.	1,497	175,269
Boston Scientific Corp.(2)	10,296	139,202
CR Bard, Inc.	615	91,007
DENTSPLY International, Inc.	1,100	50,644
Edwards Lifesciences Corp.(2)	844	62,599
Patterson Companies, Inc.	659	27,520
St. Jude Medical, Inc.	2,251	147,193
Stryker Corp.	2,276	185,426
Zimmer Holdings, Inc.	1,319	124,751
		1,003,611
Medical Equipment — 1.1%
CareFusion Corp.(2)	1,630	65,559
Covidien PLC	3,547	261,272
Intuitive Surgical, Inc.(2)	301	131,835
Medtronic, Inc.	7,699	473,796
PerkinElmer, Inc.	867	39,067
Thermo Fisher Scientific, Inc.	3,055	367,333
Varian Medical Systems, Inc.(2)	835	70,132
		1,408,994
Medical Services — 0.1%
Laboratory Corp. of America Holdings(2)	690	67,765
Quest Diagnostics, Inc.	1,122	64,986
		132,751
Metal Fabricating — 0.3%
Fastenal Co.	2,106	103,868
Precision Castparts Corp.	1,121	283,344
		387,212
Metals & Minerals: Diversified — 0.0%
Cliffs Natural Resources, Inc.	1,181	24,163
		24,163
Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	763	38,661
Pitney Bowes, Inc.	1,558	40,493
Xerox Corp.	8,924	100,841
		179,995
Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.	549	26,769
Transocean Ltd.	2,614	108,063
		134,832
Oil Well Equipment & Services — 1.8%
Baker Hughes, Inc.	3,418	222,238
Cameron International Corp.(2)	1,835	113,348
Ensco PLC, Class A	1,802	95,110
FMC Technologies, Inc.(2)	1,825	95,429
Halliburton Co.	6,541	385,199
Helmerich & Payne, Inc.	846	90,996
Nabors Industries Ltd.	2,003	49,374
National Oilwell Varco, Inc.	3,302	257,127
Noble Corp. PLC	1,954	63,974

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Rowan Companies PLC, Class A(2)	958	$32,265
Schlumberger Ltd.	10,155	990,113
		2,395,173
Oil: Crude Producers — 2.1%
Anadarko Petroleum Corp.	3,881	328,954
Apache Corp.	3,079	255,403
Cabot Oil & Gas Corp.	3,248	110,042
Chesapeake Energy Corp.	3,898	99,867
Denbury Resources, Inc.	2,828	46,379
Devon Energy Corp.	2,943	196,975
EOG Resources, Inc.	2,105	412,938
Newfield Exploration Co.(2)	1,050	32,928
Noble Energy, Inc.	2,771	196,852
Occidental Petroleum Corp.	6,216	592,323
Pioneer Natural Resources Co.	1,100	205,854
QEP Resources, Inc.	1,383	40,715
Range Resources Corp.	1,261	104,625
Southwestern Energy Co.(2)	2,705	124,457
WPX Energy, Inc.(2)	1,549	27,928
		2,776,240
Oil: Integrated — 4.8%
Chevron Corp.	14,830	1,763,435
ConocoPhillips	9,447	664,596
Exxon Mobil Corp.(1)	33,686	3,290,449
Hess Corp.	2,194	181,839
Marathon Oil Corp.	5,372	190,813
Murphy Oil Corp.	1,356	85,238
The Williams Cos., Inc.	5,270	213,857
		6,390,227
Oil: Refining And Marketing — 0.7%
Marathon Petroleum Corp.	2,322	202,107
ONEOK, Inc.	1,591	94,267
Phillips 66	4,623	356,248
Tesoro Corp.	1,025	51,855
Valero Energy Corp.	4,161	220,949
		925,426
Paints & Coatings — 0.3%
PPG Industries, Inc.	1,096	212,032
The Sherwin-Williams Co.	665	131,092
		343,124
Paper — 0.1%
International Paper Co.	3,421	156,955
		156,955
Personal Care — 1.9%
Colgate-Palmolive Co.	6,778	439,689
Kimberly-Clark Corp.	2,943	324,466
The Clorox Co.	996	87,658
The Procter & Gamble Co.(1)	20,961	1,689,456
		2,541,269
Pharmaceuticals — 6.8%
Abbott Laboratories	11,923	459,155
Actavis PLC(2)	1,343	276,456
Allergan, Inc.	2,292	284,437
AmerisourceBergen Corp.	1,774	116,357
Bristol-Myers Squibb Co.	12,697	659,609
Cardinal Health, Inc.	2,634	184,327
Eli Lilly & Co.	7,645	449,985
Forest Laboratories, Inc.(2)	1,829	168,762
Gilead Sciences, Inc.(2)	11,824	837,848

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Hospira, Inc.(2)	1,280	$55,360
Johnson & Johnson(1)	21,756	2,137,092
Merck & Co., Inc.	22,531	1,279,085
Mylan, Inc.(2)	2,953	144,195
Perrigo Co. PLC	1,026	158,681
Pfizer, Inc.	49,975	1,605,197
Vertex Pharmaceuticals, Inc.(2)	1,803	127,508
Zoetis, Inc.	3,856	111,593
		9,055,647
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	495	125,067
		125,067
Production Technology Equipment — 0.3%
Applied Materials, Inc.	9,286	189,620
KLA-Tencor Corp.	1,286	88,914
Lam Research Corp.(2)	1,253	68,915
		347,449
Publishing — 0.2%
Gannett Co., Inc.	1,758	48,521
Graham Holdings Co., Class B	38	26,742
McGraw Hill Financial, Inc.	2,089	159,391
		234,654
Radio & TV Broadcasters — 0.2%
CBS Corp., Class B	4,304	265,987
		265,987
Railroads — 0.9%
CSX Corp.	7,817	226,459
Kansas City Southern	850	86,751
Norfolk Southern Corp.	2,382	231,459
Union Pacific Corp.	3,552	666,568
		1,211,237
Real Estate Investment Trusts — 2.0%
American Tower Corp.	3,044	249,212
Apartment Investment & Management Co., Class A	1,126	34,028
AvalonBay Communities, Inc.	939	123,309
Boston Properties, Inc.	1,179	135,031
Crown Castle International Corp.	2,576	190,057
Equity Residential	2,585	149,904
General Growth Properties, Inc.	4,146	91,212
HCP, Inc.	3,519	136,502
Health Care REIT, Inc.	2,226	132,670
Host Hotels & Resorts, Inc.	5,832	118,040
Kimco Realty Corp.	3,160	69,141
Plum Creek Timber Co., Inc.	1,365	57,385
Prologis, Inc.	3,846	157,032
Public Storage, Inc.	1,115	187,866
Simon Property Group, Inc.	2,393	392,452
The Macerich Co.	1,084	67,566
Ventas, Inc.	2,268	137,373
Vornado Realty Trust	1,342	132,267
Weyerhaeuser Co.	4,494	131,899
		2,692,946
Real Estate Services — 0.0%
CBRE Group, Inc., Class A(2)	2,147	58,892
		58,892
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,705	113,570
		113,570

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Restaurants — 1.2%
Chipotle Mexican Grill, Inc.(2)	245	$139,172
Darden Restaurants, Inc.	1,007	51,116
McDonald’s Corp.	7,673	752,184
Starbucks Corp.	5,811	426,411
Yum! Brands, Inc.	3,434	258,889
		1,627,772
Scientific Instruments: Control & Filter — 0.7%
Allegion PLC	705	36,780
FLIR Systems, Inc.	1,093	39,348
Flowserve Corp.	1,076	84,294
Pall Corp.	855	76,497
Parker Hannifin Corp.	1,151	137,786
Rockwell Automation, Inc.	1,070	133,268
Roper Industries, Inc.	784	104,672
The ADT Corp.	1,414	42,349
Tyco International Ltd.	3,588	152,131
Waters Corp.(2)	672	72,852
		879,977
Scientific Instruments: Electrical — 0.3%
AMETEK, Inc.	1,888	97,213
Emerson Electric Co.	5,429	362,657
		459,870
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.	2,551	142,652
		142,652
Scientific Instruments: Pollution Control — 0.3%
Pentair Ltd.	1,538	122,025
Republic Services, Inc.	2,083	71,155
Waste Management, Inc.	3,365	141,565
Xylem, Inc.	1,423	51,826
		386,571
Securities Brokerage & Services — 0.5%
CME Group, Inc.	2,431	179,918
E*TRADE Financial Corp.(2)	2,215	50,989
IntercontinentalExchange Group, Inc.	888	175,673
The Charles Schwab Corp.	8,947	244,522
The NASDAQ OMX Group, Inc.	892	32,951
		684,053
Semiconductors & Components — 1.8%
Altera Corp.	2,477	89,767
Analog Devices, Inc.	2,399	127,483
Broadcom Corp., Class A	4,161	130,988
Intel Corp.	38,331	989,323
Linear Technology Corp.	1,806	87,934
LSI Corp.(2)	4,202	46,516
Microchip Technology, Inc.	1,530	73,073
Micron Technology, Inc.(2)	8,111	191,906
NVIDIA Corp.	4,462	79,914
Texas Instruments, Inc.	8,441	397,993
Xilinx, Inc.	2,069	112,285
		2,327,182
Specialty Retail — 2.2%
AutoNation, Inc.(2)	515	27,413
AutoZone, Inc.(2)	269	144,480
Bed, Bath & Beyond, Inc.(2)	1,656	113,933
Best Buy Co., Inc.	2,108	55,672
CarMax, Inc.(2)	1,723	80,636
GameStop Corp., Class A	902	37,072

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
L Brands, Inc.	1,881	$106,784
Lowe’s Companies, Inc.	8,065	394,378
Netflix, Inc.(2)	457	160,878
O’Reilly Automotive, Inc.(2)	828	122,867
PetSmart, Inc.	819	56,421
Ross Stores, Inc.	1,671	119,560
Staples, Inc.	5,094	57,766
The Gap, Inc.	2,043	81,843
The Home Depot, Inc.	10,859	859,273
The TJX Companies, Inc.	5,484	332,605
Tractor Supply Co.	1,077	76,069
Urban Outfitters, Inc.(2)	841	30,671
		2,858,321
Steel — 0.1%
Allegheny Technologies, Inc.	833	31,387
Nucor Corp.	2,454	124,025
United States Steel Corp.	1,116	30,813
		186,225
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,426	25,668
		25,668
Telecommunications Equipment — 0.1%
Knowles Corp.(2)	657	20,742
Motorola Solutions, Inc.	1,776	114,179
		134,921
Textiles, Apparel & Shoes — 0.7%
Coach, Inc.	2,163	107,415
Michael Kors Holdings Ltd.(2)	1,384	129,086
NIKE, Inc., Class B	5,762	425,581
PVH Corp.	647	80,726
Ralph Lauren Corp.	471	75,798
VF Corp.	2,717	168,128
		986,734
Tobacco — 1.4%
Altria Group, Inc.	15,422	577,245
Lorillard, Inc.	2,841	153,641
Philip Morris International, Inc.	12,355	1,011,504
Reynolds American, Inc.	2,418	129,170
		1,871,560
Toys — 0.1%
Hasbro, Inc.	891	49,558
Mattel, Inc.	2,610	104,687
		154,245
Transportation Miscellaneous — 0.5%
Expeditors International of Washington, Inc.	1,586	62,853
United Parcel Service, Inc., Class B	5,512	536,759
		599,612
Truckers — 0.0%
C.H. Robinson Worldwide, Inc.	1,170	61,296
		61,296
Utilities: Electrical — 2.7%
AES Corp.	5,064	72,314
Ameren Corp.	1,871	77,085
American Electric Power Co., Inc.	3,758	190,380
CMS Energy Corp.	2,052	60,083
Consolidated Edison, Inc.	2,259	121,195
Dominion Resources, Inc.	4,476	317,751
DTE Energy Co.	1,364	101,332

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2014 (unaudited)	Shares	Value
Duke Energy Corp.	5,444	$387,722
Edison International	2,513	142,261
Entergy Corp.	1,375	91,919
Exelon Corp.	6,608	221,765
FirstEnergy Corp.	3,225	109,747
NextEra Energy, Inc.	3,321	317,554
Northeast Utilities	2,430	110,565
NRG Energy, Inc.	2,494	79,309
Pepco Holdings, Inc.	1,926	39,444
PG&E Corp.	3,465	149,688
Pinnacle West Capital Corp.	849	46,406
PPL Corp.	4,860	161,060
Public Service Enterprise Group, Inc.	3,901	148,784
SCANA Corp.	1,084	55,631
TECO Energy, Inc.	1,576	27,028
The Southern Co.	6,800	298,792
Wisconsin Energy Corp.	1,747	81,323
Xcel Energy, Inc.	3,838	116,522
		3,525,660
Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	916	44,847
CenterPoint Energy, Inc.	3,306	78,319
NiSource, Inc.	2,416	85,841
Sempra Energy	1,753	169,620
		378,627
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	634	37,818
		37,818
Utilities: Telecommunications — 2.0%
AT&T, Inc.(1)	40,622	1,424,613
CenturyLink, Inc.	4,558	149,685
Frontier Communications Corp.	7,708	43,936
Verizon Communications, Inc.	22,067	1,049,727
Windstream Holdings, Inc.	4,597	37,879
		2,705,840
Total Common Stocks (Cost $56,126,094)		128,937,896

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Note 3.125% due 5/15/2019(1)	$145,000	154,663
Total U.S. Government Securities (Cost $143,240)		154,663

	Principal Amount	Value
Repurchase Agreements — 2.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2014, maturity value of $3,025,000, due 4/1/2014(3)	3,025,000	3,025,000
Total Repurchase Agreements (Cost $3,025,000)		3,025,000
Total Investments — 99.9% (Cost $59,294,334)		132,117,559
Other Assets, Net — 0.1%		141,059
Total Net Assets — 100.0%		$132,258,618

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Non-income producing security.
(3)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

Security (unaudited)	Coupon	Maturity Date	Value
FHLMC	2.07%	11/7/2022	$3,086,833

The table below presents futures contracts as of March 31, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	36	6/20/2014	$3,356	$6,803

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$128,937,896	$—	$—	$128,937,896
U.S. Government Securities	—	154,663	—	154,663
Repurchase Agreements	—	3,025,000	—	3,025,000
Other Financial Instruments:
Financial Futures Contracts	6,803	—	—	6,803

Total	$128,944,699	$3,179,663	$—	$132,124,362

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2014, for each Fund is listed in the chart below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Large Cap Alpha VIP Series	$915,692,902	$226,840,345	$234,382,046	$(7,541,701)
RS Small Cap Growth Equity VIP Series	95,261,662	25,736,888	28,499,628	(2,762,740)
RS International VIP Series	207,234,942	22,334,118	24,744,507	(2,410,389)
RS Emerging Markets VIP Series	65,298,383	5,284,720	7,403,901	(2,119,181)
RS Investment Quality Bond VIP Series	785,073,236	15,365,796	21,387,991	(6,022,195)
RS Low Duration Bond VIP Series	252,096,446	(341,512)	1,454,100	(1,795,612)
RS High Yield VIP Series	48,569,058	2,191,836	2,299,824	(107,988)
RS Money Market VIP Series	111,823,155	—	—	—
RS S&P 500 Index VIP Series	66,490,913	65,626,646	66,273,309	(646,663)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three months ended March 31, 2014, RS International VIP Series held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the three months ended March 31, 2014 were as follows:

	Transfers	Transfers	Transfers	Transfers	Transfers	Transfers
	into	(out) of	into	(out) of	into	(out) of
	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
RS International VIP Series
Common Stocks	$2,205,215	$(2,152,347)	$2,152,347	$(2,205,215)	$—	$—
RS Emerging Market VIP Series
Common Stocks	322,701	—	—	(322,701)	—	—
Preferred Stocks	3,542,341	—	—	(3,542,341)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at March 31, 2014.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond VIP Series	Financial Futures Contracts	$(797,261)
	Written Put Option Contracts	(57,422)
RS High Yield VIP Series	Financial Futures Contracts	36,745
RS S&P 500 Index VIP Series	Financial Futures Contracts	6,803

RS Investment Quality Bond VIP Series used exchange-traded futures and options on Treasury futures to manage interest rate exposure and for income. RS High Yield VIP Series used exchange-traded futures to manage interest rate exposure. RS S&P 500 Index VIP Series entered into financial futures contracts as a substitute for the purchase or sale of securities to equitize cash inflows or to raise cash.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders files on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 21, 2014

By:	/s/ Shelly Chu
Shelly Chu, Treasurer (Principal Financial Officer)

Date:	May 21, 2014